UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2013

Date of reporting period: February 28, 2013

Item 1. Reports to Stockholders.

February 28, 2013

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

† Tax Free Fund

† Institutional Tax Free Fund

† Intermediate-Term Municipal Fund

† Short Duration Municipal Fund

† California Municipal Bond Fund

† Massachusetts Municipal Bond Fund

† New Jersey Municipal Bond Fund

† New York Municipal Bond Fund

† Pennsylvania Municipal Bond Fund

† Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.7%

Alabama — 1.2%
Columbia, Industrial Development Board, Alabama Power Project, Ser A, RB
0.180%, 03/01/13 (A)	$8,000	$8,000

California — 5.2%
ABAG Finance, Authority for Nonprofit, Marin Country Day School Project, RB
0.140%, 03/07/13 (A) (B)	2,015	2,015
California State, Communities Development Authority, Putters, Ser 2680, RB
0.250%, 03/07/13 (A) (B)	3,500	3,500
Eclipse Funding Trust, RB
0.200%, 03/07/13 (A) (B)	8,275	8,275
JPMorgan Chase Putters/Drivers Trust, Ser 3584, RB
0.250%, 03/07/13 (A)	2,190	2,190
Los Angeles, Kadima Hebrew Academy Project, Ser A, COP
0.100%, 03/04/13 (A) (B)	1,200	1,200
Santa Clara Valley, Transportation Authority, Ser D, RB
0.130%, 03/07/13 (A)	10,000	10,000
West Hills, Community College District, COP
0.100%, 03/06/13 (A) (B)	9,000	9,000

		36,180

Colorado — 2.5%
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.130%, 03/07/13 (A) (B)	7,900	7,900
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.230%, 03/07/13 (A) (B)	4,115	4,115

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Denver, Urban Renewal Authority, Stapleton Project, Ser A2, TA
0.180%, 03/07/13 (A) (B)	$5,550	$5,550

		17,565

Connecticut — 2.6%
Connecticut State, Housing Finance Authority, Ser B4, RB
0.100%, 03/07/13 (A)	12,680	12,680
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 03/07/13 (A) (B)	5,285	5,285

		17,965

Florida — 3.3%
BB&T Municipal Trust, Ser 2042, COP, FSA
0.170%, 03/07/13 (A)	5,950	5,950
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 03/07/13 (A) (B)	100	100
Eclipse Funding Trust, Ser 2007- 0045, RB
0.210%, 03/01/13 (A) (B)	6,840	6,840
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.200%, 03/07/13 (A) (B)	1,665	1,665
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.160%, 03/06/13 (A) (B)	6,750	6,750
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 03/07/13 (A) (B)	1,800	1,800

		23,105

Georgia — 2.3%
Cobb County, Development Authority, Mount Paran Christian School Project, RB
0.170%, 03/07/13 (A) (B)	2,200	2,200
Macon, Water Authority, Ser A, RB
0.170%, 03/07/13 (A)	1,700	1,700
Main Street Natural Gas, Ser A, RB
0.180%, 03/07/13 (A)	11,950	11,950

		15,850

Illinois — 8.6%
BB&T Municipal Trust, Ser 5001, RB
0.260%, 03/07/13 (A) (B)	2,725	2,725
Bloomington, GO
0.210%, 03/06/13 (A)	1,350	1,350

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.170%, 03/06/13 (A)	$9,850	$9,850
Chicago, Ser D, GO
0.100%, 03/01/13 (A) (B)	5,700	5,700
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.280%, 03/06/13 (A) (B)	800	800
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.170%, 03/06/13 (A) (B)	700	700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.170%, 03/06/13 (A) (B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.170%, 03/07/13 (A)	20,000	20,000
Illinois State, Finance Authority, RB
0.090%, 03/01/13 (A)	2,600	2,600
JPMorgan Chase Putters/Drivers Trust, Ser 3721, RB
0.280%, 03/07/13 (A)	1,445	1,445
JPMorgan Chase Putters/Drivers Trust, Ser 4048, RB
0.320%, 03/02/13 (A) (B)	7,340	7,340
Schaumburg Village, Ser A, GO
0.220%, 03/07/13 (A)	700	700

		59,310

Indiana — 6.3%
Eclipse Funding Trust, RB, FSA
0.100%, 03/01/13 (A) (B)	12,285	12,285
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 03/06/13 (A)	5,600	5,600
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.219%, 03/07/13 (A) (B)	2,215	2,215
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 03/06/13 (A) (B)	5,000	5,000
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.150%, 03/07/13 (A) (B)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 03/01/13 (A) (B)	$4,125	$4,125
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.280%, 03/07/13 (A) (B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.220%, 03/07/13 (A) (B)	365	365
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.160%, 03/07/13 (A) (B)	6,600	6,600

		43,590

Iowa — 0.1%
Iowa State, Finance Authority, Morningside College Project, RB
0.210%, 03/01/13 (A) (B)	1,000	1,000

Kentucky — 1.9%
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.160%, 03/06/13 (A) (B)	5,500	5,500
Middletown, Educational Building Improvement Authority, Christian Project, RB
0.230%, 03/07/13 (A) (B)	555	555
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.160%, 03/01/13 (A) (B)	7,000	7,000

		13,055

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 03/07/13 (A) (B)	475	475

Michigan — 1.4%
Parchment, School District, Ser 2836, GO, FSA
0.190%, 05/01/13 (A)	1,835	1,835
University of Michigan, Ser B, RB
0.100%, 03/01/13 (A)	8,000	8,000

		9,835

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.150%, 03/06/13 (A) (B)	$1,325	$1,325

Missouri — 0.8%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.220%, 03/07/13 (A) (B)	995	995
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 03/07/13 (A) (B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.230%, 03/07/13 (A) (B)	3,170	3,170

		5,365

Nebraska — 2.3%
BB&T Municipal Trust, Ser 2060, RB
0.100%, 03/07/13 (A)	9,000	9,000
Central Plains, Energy Project No. 2, RB
0.180%, 03/07/13 (A)	7,030	7,030

		16,030

New Hampshire — 2.1%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 03/07/13 (A) (B)	2,445	2,445
New Hampshire State, Health & Education Facilities Authority, RB
0.180%, 03/07/13 (A) (B)	2,285	2,285
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.200%, 03/01/13 (A)	10,000	10,000

		14,730

New Jersey — 2.4%
Borough of Alpine, TRAN
1.100%, 12/12/13	2,014	2,019
Borough of Dumont, BAN
1.200%, 06/27/13	1,525	1,526
Borough of Fanwood, BAN
1.000%, 09/19/13	1,295	1,298
Borough of North Haledon, BAN
1.500%, 03/28/13	3,302	3,304
Harmony Township, BAN
1.250%, 05/02/13	2,000	2,001

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hudson County, Improvement Authority
1.500%, 08/07/13	$6,210	$6,232

		16,380

New York — 10.3%
Forest City, New Rochelle Certificate Trust, RB
0.270%, 03/07/13 (A) (B)	6,250	6,250
Nassau County, Interim Finance Authority, Ser B, RB
0.090%, 03/06/13 (A) (B)	18,000	18,000
New York City, Housing Development Authority, Ser A, RB
0.180%, 03/07/13 (A) (B)	4,100	4,100
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 03/07/13 (A)	100	100
New York City, Ser H1, GO
0.170%, 03/01/13 (A) (B)	8,605	8,605
New York City, Ser H4, GO
0.170%, 03/01/13 (A) (B)	8,775	8,775
New York City, Ser J10, GO
0.150%, 03/07/13 (A) (B)	1,300	1,300
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.160%, 03/07/13 (A) (B)	1,800	1,800
New York State, Housing Finance Agency, RB, FNMA
0.140%, 03/06/13 (A)	5,000	5,000
Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.180%, 03/06/13 (A) (B)	165	165
Schenectady, BAN
1.200%, 05/17/13	15,000	15,006
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.260%, 03/06/13 (A) (B)	2,350	2,350

		71,451

North Carolina — 3.3%
Buncombe County, Metropolitan Sewerage District, Ser B, RB
0.170%, 03/07/13 (A)	5,000	5,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 03/01/13 (A)	15,000	15,000
North Carolina State, Medical Care Commission, RB
0.110%, 03/07/13 (A) (B)	2,680	2,680

		22,680

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio — 4.1%
American Municipal Power, GO
1.000%, 10/24/13	$2,553	$2,556
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 03/07/13 (A) (B)	8,100	8,100
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.230%, 03/07/13 (A) (B)	770	770
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.160%, 03/01/13 (A) (B)	7,205	7,205
Louisiana State, Public Facilities Authority, RB
0.167%, 03/06/13 (A)	3,750	3,750
Ohio State University, Ser B, RB
0.160%, 03/06/13 (A)	1,125	1,125
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.150%, 03/07/13 (A) (B)	2,000	2,000
Saint Bernard, BAN
1.750%, 03/15/13	3,100	3,101

		28,607

Oregon — 0.9%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 03/06/13 (A)	5,965	5,965

Pennsylvania — 5.2%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.150%, 03/07/13 (A) (B)	18,420	18,420
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.220%, 03/07/13 (A) (B)	2,350	2,350
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.230%, 03/07/13 (A) (B)	630	630
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 03/07/13 (A)	595	595
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 03/07/13 (A) (B)	1,390	1,390

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 03/01/13 (A) (B)	$12,960	$12,960

		36,345

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.140%, 03/06/13 (A) (B)	1,000	1,000

South Carolina — 3.7%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.220%, 03/07/13 (A)	9,945	9,945
Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 03/07/13 (A) (B)	11,100	11,100
South Carolina State, Jobs - Economic Development Authority, RB
0.120%, 03/04/13 (A) (B)	4,305	4,305

		25,350

Tennessee — 1.4%
Municipal Energy Acquisition, Gas Revenue Putters, Ser 1579, RB
0.410%, 03/07/13 (A) (B)	9,995	9,995

Texas — 15.0%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 03/07/13 (A) (B)	5,745	5,745
Gulf Coast, Industrial Development Authority, RB
0.090%, 03/01/13 (A)	10,000	10,000
Gulf Coast, Waste Disposal Authority, Air Products Project, RB
0.170%, 03/06/13 (A)	5,900	5,900
Gulf Coast, Waste Disposal Authority, RB
0.170%, 03/04/13 (A)	4,900	4,900
Harris County, Cultural Education Facilities Finance, RB
0.120%, 03/07/13 (A) (B)	7,500	7,500
Harris County, Health Facilities Development, RB
0.100%, 03/01/13 (A)	9,950	9,950
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.180%, 03/01/13 (A)	8,085	8,085
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
0.180%, 03/01/13 (A)	9,100	9,100
RBC Municipal Products Trust, Ser E18, RB
0.170%, 03/07/13 (A) (B)	17,000	17,000

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Red River, Education Financing Revenue Authority, Texas Christian University Project, RB
0.180%, 03/06/13 (A)	$24,400	$24,400
Tom Green County, Health Facilities Development Authority, Universal Health Services Project, RB
0.230%, 03/06/13 (A) (B)	1,000	1,000

		103,580

Utah — 2.0%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 03/07/13 (A) (B)	1,005	1,005
Murray, Ser D, RB
0.100%, 03/01/13 (A)	6,000	6,000
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.170%, 03/01/13 (A)	7,005	7,005

		14,010

Washington — 1.9%
Eclipse Funding Trust, RB
0.210%, 03/01/13 (A) (B)	2,000	2,000
Tacoma, Regional Water Supply System Authority, Merlots, Ser B05, RB, NATL
0.170%, 03/06/13 (A)	11,055	11,055

		13,055

Wisconsin — 1.7%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.210%, 03/01/13 (A) (B)	725	725
Wisconsin State, Health & Educational Facilities Authority, Cedar Crest Project, RB
0.170%, 03/07/13 (A) (B)	7,225	7,225
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 03/01/13 (A) (B)	3,500	3,500

		11,450

Multi-State — 4.8%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 03/07/13 (A) (B)	1,060	1,060
BB&T Municipal Trust, Ser 1039, RB
0.260%, 03/07/13 (A) (B)	16,715	16,715
BB&T Municipal Trust, Ser 2008, RB
0.160%, 03/07/13 (A) (B)	9,995	9,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 03/07/13 (A)	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BB&T Municipal Trust, Ser 5000, RB
0.260%, 03/07/13 (A) (B)	$4,413	$4,413

		32,883

Total Municipal Bonds (Cost $676,131) ($ Thousands)		676,131

Total Investments — 97.7% (Cost $676,131) ($ Thousands)		$676,131

Percentages are based on Net Assets of $692,371 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 28, 2013, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.1%

Alabama — 1.2%
Columbia, Industrial Development Board, Alabama Power Project, Ser A, RB
0.070%, 03/01/13 (A)	$2,200	$2,200
Gadsden, Industrial Development Board, Alabama Power Project, RB
0.070%, 03/01/13 (A)	5,150	5,150
JPMorgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.200%, 03/07/13 (A)	5,000	5,000

		12,350

California — 7.8%
California State, Communities Development Authority, Putters, Ser 2680, RB
0.180%, 03/07/13 (A) (B)	11,100	11,100
JPMorgan Chase Putters/Drivers Trust, Ser 3584, RB
0.250%, 03/07/13 (A)	3,000	3,000
JPMorgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.270%, 03/07/13 (A)	3,500	3,500
Los Angeles County, Multi-Family Mortgage Project, RB, FHLMC
0.110%, 03/04/13 (A)	2,700	2,700
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.220%, 03/07/13 (A)	16,530	16,530
San Diego County, Museum of Art Project, COP
0.180%, 03/07/13 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.110%, 03/07/13 (A)	11,915	11,915

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 03/07/13 (A)	$6,965	$6,965
West Hills, Community College District, COP
0.100%, 03/06/13 (A) (B)	25,000	25,000

		81,910

Colorado — 3.1%
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.080%, 03/07/13 (A) (B)	1,300	1,300
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.270%, 03/07/13 (A)	27,570	27,570
Denver, Urban Renewal Authority, Stapleton Project, Ser A2, TA
0.180%, 03/07/13 (A) (B)	3,340	3,340

		32,210

Connecticut — 0.5%
Connecticut State, Housing Finance Authority, RB
0.100%, 03/07/13 (A)	3,140	3,140
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 03/07/13 (A) (B)	1,870	1,870

		5,010

Delaware — 0.7%
Delaware State, Health Facilities Authority, Ser A, RB
0.100%, 03/01/13 (A)	7,545	7,545

Florida — 4.7%
BB&T Municipal Trust, Ser 2042, COP, FSA
0.110%, 03/07/13 (A)	11,975	11,975
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 03/07/13 (A) (B)	1,900	1,900
Eclipse Funding Trust, Ser 2007-0045, RB
0.070%, 03/01/13 (A) (B)	1,500	1,500
Gainesville, Utilities System Revenue Authority, Ser A, RB
0.070%, 03/01/13 (A)	7,300	7,300

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.200%, 03/07/13 (A)	$4,590	$4,590
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.210%, 03/01/13 (A) (B)	3,800	3,800
Palm Beach County, Pine Crest Prepatory Project, RB
0.100%, 03/07/13 (A) (B)	9,000	9,000
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 03/07/13 (A) (B)	2,975	2,975
RBC Municipal Products Trust, GO
0.110%, 03/07/13 (A) (B)	6,395	6,395

		49,435

Georgia — 4.1%
Macon, Water Authority, Ser A, RB
0.170%, 03/07/13 (A)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.180%, 03/07/13 (A)	20,815	20,815
Paulding County, Hospital Authority, Ser B, RB
0.090%, 03/07/13 (A) (B)	6,875	6,875
Private Colleges & Universities Authority, Emory University Project, Ser B-1, RB
0.160%, 03/07/13 (A)	12,800	12,800

		43,315

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.270%, 03/07/13 (A) (B)	1,175	1,175

Illinois — 8.9%
BB&T Municipal Trust, Ser 5001, RB
0.260%, 03/07/13 (A) (B)	12,815	12,815
Chicago, GO
0.070%, 03/01/13 (A) (B)	13,600	13,600
Chicago, Ser D, GO
0.100%, 03/01/13 (A) (B)	11,200	11,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.110%, 03/06/13 (A) (B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB

0.100%, 03/07/13 (A)	26,835	26,835
Illinois State, Finance Authority, RB
0.090%, 03/01/13 (A)	10,000	10,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Putters/Drivers Trust, Ser 3721, RB
0.280%, 03/07/13 (A)	$4,545	$4,545
Village of Peoria Heights, Christian School Project, RB
0.229%, 03/07/13 (A) (B)	1,990	1,990
Wells Fargo Stage Trust, Ser 5C, GO, AMBAC
0.170%, 03/07/13 (A)	10,790	10,790

		94,275

Indiana — 5.2%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.170%, 03/07/13 (A) (B)	1,600	1,600
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 03/06/13 (A)	20,800	20,800
Indiana State, Development Finance Authority, Lutheran Project, RB	3,335	3,335
0.170%, 03/07/13 (A) (B)
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.220%, 03/07/13 (A) (B)	4,150	4,150
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 03/06/13 (A) (B)	7,590	7,590
Indiana State, Finance Authority, RB
0.070%, 03/01/13 (A)	5,700	5,700
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 03/01/13 (A) (B)	2,145	2,145
JPMorgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.200%, 03/07/13 (A)	1,625	1,625
St. Joseph County, Educational Facilities Revenue Authority, University of Notre Dame Project, RB
0.080%, 03/07/13 (A)	7,835	7,835

		54,780

Iowa — 1.0%
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.200%, 03/01/13 (A) (B)	4,750	4,750
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.200%, 03/01/13 (A) (B)	800	800

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.200%, 03/01/13 (A) (B)	$400	$400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.150%, 03/06/13 (A) (B)	4,900	4,900

		10,850

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.210%, 03/01/13 (A) (B)	1,850	1,850

Kentucky — 2.0%
Daviess County, Wendell Fosters Campus Project, RB
0.220%, 03/07/13 (A) (B)	2,010	2,010
JPMorgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.220%, 03/07/13 (A)	5,325	5,325
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.110%, 03/07/13 (A) (B)	9,655	9,655
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.219%, 03/07/13 (A) (B)	3,650	3,650

		20,640

Louisiana — 3.7%
Calcasieu Parish, Public Trust Authority, Delta Equine Center Project, RB
0.120%, 03/07/13 (A) (B)	900	900
Louisiana State, Municipal Gas Purchasing & Distributing Authority, Ser 1411Q, RB
0.170%, 03/01/13 (A) (B)	6,705	6,705
Louisiana State, Public Facilities Authority, Air Products & Chemical Project, Ser A, RB
0.180%, 03/06/13 (A)	15,535	15,535
Louisiana State, Public Facilities Authority, Air Products and Chemical Project, Ser B, RB
0.170%, 03/06/13 (A)	15,600	15,600

		38,740

Maryland — 0.3%
Maryland State, Stadium Authority, RB
0.160%, 04/06/13 (A)	3,400	3,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 1.0%
Massachusetts State, Central Artery Project, Ser B, GO
0.060%, 03/01/13 (A)	$1,300	$1,300
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.150%, 03/07/13 (A) (B)	7,020	7,020
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.170%, 03/07/13 (A) (B)	1,150	1,150
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 03/07/13 (A) (B)	1,425	1,425

		10,895

Michigan — 1.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 03/01/13 (A)	900	900
Michigan State, Housing Development Authority, Parks of Taylor Apartment Project, Ser A, RB, FNMA
0.180%, 03/07/13 (A)	2,700	2,700
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.219%, 03/07/13 (A) (B)	3,300	3,300
Parchment, School District, Ser 2836, GO, FSA
0.190%, 05/01/13 (A)	2,100	2,100
University of Michigan, Ser A, RB
0.080%, 03/07/13 (A)	6,200	6,200

		15,200

Minnesota — 1.7%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.150%, 03/06/13 (A) (B)	2,255	2,255
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.190%, 03/06/13 (A) (B)	675	675
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.210%, 03/01/13 (A) (B)	5,859	5,859
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.210%, 03/01/13 (A) (B)	730	730
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.100%, 03/01/13 (A) (B)	5,000	5,000

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.320%, 03/06/13 (A) (B)	$3,500	$3,500

		18,019

Mississippi — 0.2%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.550%, 03/01/13 (A) (B)	2,500	2,500

Missouri — 1.9%
Kansas City, Industrial Development Authority, Ewing Marion Kaufman Foundation, RB
0.220%, 03/01/13 (A)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.210%, 03/01/13 (A) (B)	100	100
Missouri State, Health & Educational Facilities Authority, Ser A, RB
0.060%, 03/01/13 (A)	13,400	13,400
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 03/07/13 (A) (B)	100	100

		19,600

Nebraska — 2.3%
BB&T Municipal Trust, Ser 2060, RB
0.100%, 03/07/13 (A)	4,000	4,000
Central Plains, Energy Project No. 2, RB
0.180%, 03/07/13 (A)	17,445	17,445
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 03/06/13 (A) (B)	2,800	2,800

		24,245

New Hampshire — 1.4%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.160%, 03/07/13 (A) (B)	10,200	10,200
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 03/07/13 (A) (B)	2,355	2,355
New Hampshire State, Health & Education Facilities Authority, RB
0.140%, 03/07/13 (A) (B)	2,500	2,500

		15,055

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 2.4%
Borough of Dumont, BAN
1.200%, 06/27/13	$2,500	$2,502
Borough of Fair Haven, Board of Education, TRAN
1.000%, 09/23/13	2,218	2,220
Borough of Fanwood, BAN
1.000%, 09/19/13	2,400	2,405
Borough of Fort Lee, TRAN
1.250%, 08/16/13	2,080	2,084
Harmony Township, BAN
1.250%, 05/02/13	3,540	3,541
Hudson County, Improvement Authority, BAN
1.500%, 08/07/13	10,550	10,586
New Jersey State, Economic Development Authority, Cooper Health Systems Project, Ser A, RB
0.090%, 03/07/13 (A) (B)	2,300	2,300

		25,638

New York — 8.1%
Albany, Industrial Development Agency, Research Foundation of the State University of New York Project, Ser A, RB
0.360%, 03/07/13 (A)	3,300	3,300
Forest City, New Rochelle Certificate Trust, RB
0.270%, 03/07/13 (A) (B)	1,490	1,490
Nassau County, Interim Finance Authority, Ser B, RB
0.090%, 03/06/13 (A) (B)	7,000	7,000
Nassau County, Interim Finance Authority, Ser D-1, RB
0.110%, 03/06/13 (A)	14,000	14,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.110%, 03/07/13 (A) (B)	10,000	10,000
New York City, GO
0.060%, 03/01/13 (A) (B)	15,080	15,080
New York City, Industrial Development Agency, MSMC Realty Project, RB
0.090%, 03/06/13 (A) (B)	350	350
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 03/07/13 (A)	1,200	1,200
New York State, Dormitory Authority, Wagner College Project, RB
0.150%, 03/06/13 (A) (B)	6,220	6,220
New York State, Housing Finance Agency, RB, FNMA
0.100%, 03/06/13 (A)	1,800	1,800

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.160%, 03/07/13 (A) (B)	$2,700	$2,700
Schenectady, BAN
1.200%, 05/17/13	22,102	22,111

		85,251

North Carolina — 6.1%
BB&T Municipal Trust, Ser 1021, RB
0.260%, 03/07/13 (A) (B)	4,480	4,480
BB&T Municipal Trust, Ser 1037, RB
0.330%, 03/07/13 (A) (B)	2,110	2,110
Buncombe County, Metropolitan Sewerage District, Ser B, RB
0.110%, 03/07/13 (A)	14,145	14,145
Guilford County, Ser B, GO 0.100%, 03/07/13 (A)	4,900	4,900
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.110%, 03/06/13 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 03/01/13 (A)	23,725	23,725
North Carolina State, Medical Care Commission, RB
0.110%, 03/07/13 (A) (B)	5,000	5,000
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.160%, 03/07/13 (A) (B)	120	120

		64,480

Ohio — 1.7%
American Municipal Power, GO
1.000%, 10/24/13	5,000	5,007
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 03/07/13 (A) (B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.220%, 03/07/13 (A) (B)	2,490	2,490
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.110%, 03/01/13 (A) (B)	2,400	2,400
Ohio State University, Ser B, RB
0.160%, 03/06/13 (A)	95	95

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Summit County, Port Authority, Barberton YMCA Project, RB
0.220%, 03/06/13 (A) (B)	$2,075	$2,075

		17,832

Oregon — 0.7%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 03/06/13 (A)	7,500	7,500

Pennsylvania — 5.5%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.170%, 03/07/13 (A) (B)	900	900
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 03/07/13 (A)	7,240	7,240
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 03/07/13 (A) (B)	1,510	1,510
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.170%, 03/07/13 (A) (B)	19,125	19,125
Northampton County, Higher Education Authority, Lehigh University Project, Ser A, RB
0.160%, 03/07/13 (A)	3,785	3,785
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 03/01/13 (A) (B)	6,935	6,935
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.170%, 03/07/13 (A) (B)	3,000	3,000
RBC Municipal Products Trust, Ser E-16, RB
0.170%, 03/07/13 (A) (B)	9,600	9,600
RBC Municipal Products Trust, Ser E-31, RB
0.170%, 03/07/13 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.150%, 03/07/13 (A) (B)	1,775	1,775

		57,870

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 1.1%
BB&T Municipal Trust, Ser 2034, RB
0.130%, 03/07/13 (A) (B)	$12,065	$12,065

South Carolina — 0.7%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.150%, 03/07/13 (A)	3,660	3,660
Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 03/07/13 (A) (B)	3,700	3,700

		7,360

South Dakota — 1.7%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.140%, 03/07/13 (A)	13,500	13,500
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 03/06/13 (A) (B)	3,900	3,900

		17,400

Tennessee — 2.2%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.120%, 03/06/13 (A) (B)	5,190	5,190
Municipal Energy Acquisition, Gas Revenue Putters, Ser 1579, RB
0.220%, 03/07/13 (A) (B)	17,480	17,480

		22,670

Texas — 10.6%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 03/07/13 (A) (B)	19,065	19,065
Eclipse Funding Trust, Ser 2006-0071, GO
0.170%, 03/07/13 (A) (B)	3,900	3,900
Gulf Coast, Industrial Development Authority, RB
0.090%, 03/01/13 (A)	5,000	5,000
Harris County, Cultural Education Facilities Finance Authority, YMCA Greater Houston Area Project, Ser B, RB
0.120%, 03/07/13 (A) (B)	7,500	7,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Harris County, Health Facilities Development Authority, Texas Children’s Hospital, Ser 2, RB
0.140%, 03/01/13 (A)	$1,000	$1,000
Harris County, Health Facilities Development, Methodist Hospital System, RB
0.100%, 03/01/13 (A)	13,510	13,510
Houston, Utility System Revenue Authority, RB
0.100%, 03/07/13 (A) (B)	6,800	6,800
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.170%, 03/07/13 (A)	9,935	9,935
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.070%, 03/01/13 (A)	7,000	7,000
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
0.180%, 03/01/13 (A)	22,750	22,750
Red River, Education Financing Revenue Authority, Texas Christian University Project, RB
0.100%, 03/06/13 (A)	6,000	6,000
Texas State, Ser C, GO
0.110%, 03/06/13 (A)	7,400	7,400
Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.180%, 03/06/13 (A)	2,175	2,175

		112,035

Utah — 2.1%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 03/07/13 (A) (B)	4,895	4,895
Murray, IHC Health Services Project, Ser C, RB
0.180%, 03/07/13 (A)	10,150	10,150
Murray, Ser D, RB
0.100%, 03/01/13 (A)	6,830	6,830

		21,875

Vermont — 0.3%
Vermont State, Educational & Health Buildings Financing Agency, Porter Nursing Home Project, Ser A, RB
0.100%, 03/07/13 (A) (B)	3,475	3,475

Virginia — 1.3%
Chesterfield County, Economic Development Authority, Meadowville Technology Park Project, Ser A, RB
0.190%, 03/07/13 (A)	1,565	1,565

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Putters/Drivers Trust, Ser 4258, RB
0.110%, 03/01/13 (A)	$4,855	$4,855
JPMorgan Chase Putters/Drivers Trust, Ser 4259, RB
0.110%, 03/01/13 (A)	3,475	3,475
Russell County, Industrial Development Authority, Various Mountain States Health Alliance, Ser B, RB
0.170%, 03/06/13 (A) (B)	3,445	3,445

		13,340

Washington — 1.7%
Eclipse Funding Trust, RB
0.210%, 03/01/13 (A) (B)	10,440	10,440
Tacoma, Regional Water Supply System Authority, Merlots, Ser B05, RB, NATL
0.170%, 03/06/13 (A)	7,690	7,690

		18,130

West Virginia — 0.8%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.229%, 03/07/13 (A) (B)	1,015	1,015
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.290%, 03/07/13 (A) (B)	4,060	4,060
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.210%, 03/07/13 (A) (B)	3,500	3,500

		8,575

Wisconsin — 0.8%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.150%, 03/07/13 (A) (B)	6,335	6,335
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 03/01/13 (A) (B)	1,200	1,200
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.210%, 03/07/13 (A)	1,105	1,105

		8,640

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Multi-State — 0.9%
BB&T Municipal Trust, Ser 1010, RB
0.210%, 03/07/13 (A) (B)	$2,530	$2,530
BB&T Municipal Trust, Ser 1039, RB
0.260%, 03/07/13 (A) (B)	5,085	5,085
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 03/07/13 (A)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.170%, 03/07/13 (A)	700	700

		9,315

Total Municipal Bonds (Cost $1,076,450) ($ Thousands)		1,076,450

Total Investments — 102.1% (Cost $1,076,450) ($ Thousands)		$1,076,450

Percentages are based on Net Assets of $1,054,465 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 28, 2013, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.1%

Alabama — 1.3%
Alabama State, 21st Century Authority, Alabama Tobacco Project, Ser A, RB
5.000%, 06/01/19	$1,385	$1,642
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/18	105	123
5.000%, 06/01/20	720	858
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB Callable 05/01/13 @ 103
5.000%, 05/01/14	5,000	5,187
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,203
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	1,500	1,503
University of Alabama, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,708

		13,224

Alaska — 1.5%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,111
Alaska State, Housing Finance Authority, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,340

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	$3,510	$4,167
Valdez, Marine Terminal Revenue, BP Pipeline Project, RB
5.000%, 01/01/21	1,050	1,275
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	2,071

		15,964

Arizona — 3.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	3,012
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,699
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	3,103
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	5,115
Arizona State, School Facilities Board, RB Callable 07/01/15 @ 100
5.000%, 07/01/16	1,670	1,840
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,745
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 12/01/12 (A)	3,690	4,290
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,308
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,087
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	695	710

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	$2,000	$2,390
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,562
Tuscon, Water System Revenue, Ser A, RB
5.000%, 07/01/18	4,000	4,802

		37,663

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,946
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,946

		3,892

California — 12.7%
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/20	1,725	2,090
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,160
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,024
California State, Department of Water Resources & Power, Ser L, RB
5.000%, 05/01/19	4,000	4,907
California State, Economic Recovery, Ser A, GO Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,137
5.000%, 07/01/20	5,000	6,082
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	6,147
California State, GO Callable 03/04/13 @ 100
0.030%, 05/01/34 (A) (B)	5,000	5,000
California State, GO Callable 10/01/13 @ 100
6.250%, 10/01/19	480	482
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	5,081
California State, GO Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,569

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, GO
5.000%, 10/01/18	$3,000	$3,620
5.000%, 02/01/20	2,000	2,455
5.000%, 09/01/22	625	787
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,112
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,985
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,689
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	6,124
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,846
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 03/20/13 @ 100
5.000%, 06/01/20	1,000	1,007
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,197
5.250%, 11/01/20	1,000	1,186
Lammersville, School District No. 2002, Mountain House Project, SAB Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	999
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	442
5.000%, 03/01/22	625	732
5.000%, 09/01/22	570	670
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,545
Los Angeles, Department of Water Resources & Power, Ser A, RB
5.000%, 07/01/21	1,650	2,062
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,421
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC Pre-Refunded @ 100
5.000%, 07/01/21 (C)	1,875	1,904
Los Angeles, Wastewater Authority, Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,460

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles, Wastewater System Revenue Authority, Ser A, RB
5.000%, 06/01/18	$2,740	$3,300
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,168
Roseville Westpark, Community Facilities District No. 1, SAB Callable 09/01/13 @ 103
5.200%, 09/01/26	1,000	1,026
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,524
San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,964
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,956
San Diego, Public Facilities Financing Authority, Ser A, RB
5.000%, 08/01/18	1,750	2,128
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	4,143
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,955
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,414
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,204
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,691
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,406
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,610
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,683

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Upland, San Antonio Community Hospital Project, COP Callable 01/01/21 @ 100
6.000%, 01/01/26	$3,265	$3,901

		133,995

Colorado — 0.7%
Colorado State, Educational & Cultural Facilities Authority, RB Callable 04/01/13 @ 100
0.070%, 09/01/38 (A) (B)	750	750
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,318
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser C, RB Callable 04/04/13 @ 101
4.875%, 08/01/13	15	15
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,081

		7,164

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	4,160
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,378

		7,538

Delaware — 0.5%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	3,010
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,356

		5,366

Florida — 7.4%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC Pre-Refunded @ 100
5.000%, 10/01/14 (C)	1,420	1,525

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	$2,080	$2,217
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,919
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,675
Citizens Property Insurance, Coastal Account, Ser Senior A1, RB
5.000%, 06/01/19	2,000	2,364
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	5,000	5,777
5.500%, 06/01/17	2,000	2,343
5.250%, 06/01/17	2,815	3,270
5.000%, 06/01/21	5,000	5,929
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,846
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,863
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,395
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,549
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,177
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,467
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,508
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,632
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,470

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	$2,910	$3,186
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,967
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/14 (C)	2,500	2,626
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,289
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,664
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,867
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,650

		78,175

Georgia — 2.2%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,398
6.000%, 11/01/25	1,950	2,453
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,873
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	880	1,011
Georgia State, Ser A, GO
5.000%, 07/01/22	3,130	4,026
Gwinnett County, School District, School District Project, GO Pre-Refunded @ 100
5.000%, 02/01/18 (C)	3,080	3,691
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,055	1,125

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Richmond County, Board of Education, GO
5.000%, 10/01/17	$1,600	$1,900

		23,477

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	824

Hawaii — 1.0%
Hawaii State, Department of Budget & Finance, Ser B, RB, AMBAC
0.302%, 07/01/24 (A)	2,500	2,264
Hawaii State, Ser EE, GO
5.000%, 11/01/21	3,680	4,633
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,093
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,978

		10,968

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	659
4.000%, 04/01/22	485	556
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,221
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	73
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 04/04/13 @ 100
5.600%, 01/01/21	65	65

		2,574

Illinois — 3.5%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,873
Chicago, Ser A, GO, AGM Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,701

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	$2,000	$2,252
Illinois State, Finance Authority, Provena Health Project, Ser B, RB Callable 03/04/13 @ 100
0.060%, 08/15/44 (A) (B)	1,000	1,000
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,195
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,228
5.000%, 06/01/15	2,975	3,219
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,914
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	2,600	3,124
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,644
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,363
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,633
Illinois State, Unemployment Insurance Issue, Ser B, RB Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,579
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,419

		37,144

Indiana — 1.5%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,118
Indiana State, Finance Authority, Midwest Fertilizer Project, RB
0.200%, 07/01/46 (A)	2,170	2,170
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,378

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana University, Student Fee Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	$2,000	$2,411
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,149
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,865
Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	525	584

		15,675

Iowa — 0.9%
Iowa State, Finance Authority, Midwestern Fertilizer Project, RB
0.180%, 12/01/50 (A)	5,000	5,000
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,381
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,831

		9,212

Kansas — 0.9%
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	3,152
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,677
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (D)	3,165	2,083

		9,912

Louisiana — 0.7%
Ernest N Morial-New Orleans Exhibit, Hall Authority, RB Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,151
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,296

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	$1,000	$1,194
5.000%, 07/01/22	1,000	1,198

		7,839

Maryland — 2.4%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,417
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	2,226
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,634
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,233
Maryland State, GO
5.000%, 03/01/18	3,500	4,219
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,370
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,026
Montgomery County, Public Improvement Project, Ser A, GO Callable 07/01/19 @ 100
5.000%, 07/01/21	5,000	6,099

		25,224

Massachusetts — 3.5%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,524
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,194
4.000%, 05/01/18	3,075	3,544
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB Callable 03/04/13 @ 100
0.050%, 10/01/42 (A) (B)	750	750

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	$2,000	$2,365
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,210
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,416
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,532
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	2,065
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,810
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,659
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,073
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,211

		36,353

Michigan — 3.0%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C1, RB Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,901
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,513
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,396
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,108

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/18 @ 100
5.000%, 07/01/21	$7,000	$8,348
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	4,117
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,463
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,202
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,842
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,657

		31,547

Minnesota — 1.8%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,859
Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,110
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,521
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,811
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,840
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,895
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	3,011

		19,047

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.1%
Mississippi State, Business Finance Commission, Ser G, RB Callable 04/01/13 @ 100
0.060%, 11/01/35 (A)	$1,000	$1,000

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, Ser E, RB Callable 03/04/13 @ 100
0.060%, 06/01/45 (A) (B)	750	750
Missouri State, Highway & Transportation Commission, Second Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,606
5.250%, 05/01/23	1,290	1,518
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,142
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,883

		9,899

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,345
Nebraska State, Public Power District, Ser C, RB Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,713
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,782

		8,840

Nevada — 0.5%
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,300
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/13 @ 102
5.300%, 09/01/35	1,975	1,544

		4,844

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 3.0%
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	$1,085	$1,114
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,652
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/20	3,755	4,392
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	4,166
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,473
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,639
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	855	1,011
5.000%, 07/01/25	315	366
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	6,145
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/18	2,180	2,436
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,932

		31,326

New Mexico — 0.5%
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	4,270	4,718

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 10.6%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	$3,500	$4,291
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,606
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,306
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,704
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,875
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	3,025
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,258
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	315	346
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,076
New York City, Municipal Water Finance Authority, Ser B, RB, AGM Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,182
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Pre-Refunded @ 100
5.000%, 12/15/14 (C)	600	651
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Callable 12/15/14 @ 100
5.000%, 06/15/21	785	848
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,358
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,718

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	$3,125	$3,801
5.000%, 08/01/22	2,000	2,422
New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,957
New York City, Ser G4, GO Callable 03/04/13 @ 100
0.070%, 04/01/42 (A) (B)	400	400
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,485
New York City, Sub-Ser E2, GO Callable 04/01/13 @ 100
0.060%, 08/01/20 (A) (B)	2,200	2,200
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,559
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	3,073
5.000%, 02/01/24	2,250	2,747
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,297
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 11/15/18	3,500	4,277
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A1, RB Callable 04/01/13 @ 100
0.080%, 12/01/35 (A) (B)	450	450
New York City, Trust for Cultural Resources, Ser A2, RB Callable 04/01/13 @ 100
0.060%, 12/01/35 (A) (B)	600	600
New York City, Trust for Cultural Resources, Whitney Museum Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,558
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	3,021

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/23	$610	$749
5.000%, 07/01/21	250	311
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,506
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,901
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,193
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,747
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,883
New York State, Local Government Assistance, Sub-Ser A 5/6, RB
5.000%, 04/01/17	2,000	2,349
5.000%, 04/01/18	5,000	6,036
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,635
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,330
Onondaga, Civic Development Authority, St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,754
Triborough, Bridge & Tunnel Authority, Bridge & Tunnel Project, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/23	2,500	3,076
Triborough, Bridge & Tunnel Authority, Ser B3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,516
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,799

		111,876

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.6%
Charlotte-Mecklenburg, Hospital Authority, Ser H, RB Callable 03/04/13 @ 100
0.050%, 01/15/45 (A) (B)	$500	$500
Guilford County, Public Improvement Project, Ser A, GO
4.000%, 03/01/15	2,990	3,208
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,589
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,422
North Carolina State, Ser A, GO Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,392
North Carolina State, Ser C, GO
5.000%, 05/01/19	2,000	2,468
5.000%, 05/01/22	2,050	2,617
University of North Carolina at Chapel Hill, RB Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,920
Wake County, Ser D, GO
4.000%, 02/01/17	1,000	1,130

		17,246

Ohio — 2.9%
Allen County, Ser B, RB Callable 03/04/13 @ 100
0.060%, 10/01/31 (A) (B)	2,900	2,900
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,289
Kent State University, General Revenue Receipts, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,963
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,032
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,362
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,730

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	$1,580	$1,835
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,208
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,259
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,340
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,404

		30,322

Oklahoma — 0.8%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,192

Oregon — 0.8%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,536
Oregon State, Property Tax, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,696
5.000%, 05/01/26	1,545	1,870

		8,102

Pennsylvania — 6.1%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,500
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,544
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,553

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	$2,935	$3,359
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,895
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,429
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB Callable 03/04/13 @ 100
0.020%, 06/01/41 (A)	900	900
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,122
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,776
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,197
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,108
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,508
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,579
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,870
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,037
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,143
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,851

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	$5,000	$5,963
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,164
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,549
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	2,097
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,003
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,469

		64,616

Puerto Rico — 3.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,672
Puerto Rico Commonwealth, Government Development Bank, RB, NATL Callable 06/01/13 @ 101
4.750%, 12/01/15	3,035	3,084
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,232
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, RB
5.500%, 12/01/15	4,370	4,822
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (C)	1,235	1,429
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/22 (C)	4,725	4,801
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,319
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Pre-Refunded @ 100
6.125%, 02/01/14 (C)	$45	$48
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,507
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	4,032
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB Callable 08/01/21 @ 100
5.000%, 08/01/22	910	1,076

		37,254

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,370

South Carolina — 0.9%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Pre-Refunded @ 100
5.000%, 12/01/14 (C)	3,000	3,243
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,189
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	915
South Carolina State, Ser A, GO
5.000%, 06/01/20	3,380	4,241

		9,588

Tennessee — 0.6%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	1,730	2,077
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,238
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,210

		6,525

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 8.6%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	$3,805	$4,455
Conroe, Independent School District, GO Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,493
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,183
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,930
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	339
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,180
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,979
5.000%, 11/01/29	3,160	3,723
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (D)	5,500	5,239
Houston, Independent School District, Limited Tax, Schoolhouse Project, GO
5.000%, 02/15/18	2,920	3,506
Houston, Public Improvement Project, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,660
Houston, Utility Systems Revenue Authority, First Lien, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,578
Katy, Independent School District, School Building Project, Ser A, GO
5.000%, 02/15/19	3,470	4,229
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,339

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lower Neches Valley, Industrial Development Authority, RB Callable 03/04/13 @ 100
0.050%, 05/01/46 (A)	$1,000	$1,000
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,523
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,353
5.000%, 08/01/23	5,000	5,836
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,296
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	289
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,483
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,130
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	16
Texas A&M University, RB Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,285
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,701
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,073
Texas State, GO
5.000%, 04/01/20	1,750	2,179
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/16 (D) (E)	25	24
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,756
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,189

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	$3,000	$3,402
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,865
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,340

		90,573

Utah — 0.6%
Intermountain, Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	3,051
Utah State, Intermountain Power Agency, Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,890

		5,941

Vermont — 0.0%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM Callable 11/01/14 @ 100
5.000%, 05/01/34	15	15

Virginia — 1.9%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,129
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,970
Norfolk, Water Revenue Authority, RB
5.000%, 11/01/18	1,340	1,626
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	240	242
5.000%, 06/01/21	240	242
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,331
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,471

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Virginia State, Housing Development Authority, Ser A3, AMT, RB
4.400%, 01/01/14	$1,950	$1,974
4.300%, 07/01/13	1,875	1,885
Virginia State, Ser A, GO
4.000%, 06/01/15	3,000	3,245
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,349

		19,464

Washington — 2.8%
Energy Northwest, Electric Revenue Authority, Ser A, RB
5.000%, 07/01/17	2,500	2,950
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,399
Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,981
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,225
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,278
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,233
5.000%, 07/01/20	5,000	6,237
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,486
Washington State, Ser R-C, GO
5.000%, 07/01/19	3,000	3,686

		29,475

Wisconsin — 0.4%
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,665	1,837
Wisconsin State, Ser 1, GO
4.000%, 05/01/15	2,500	2,691

		4,528

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	$1,320	$1,396

Total Municipal Bonds (Cost $967,250) ($ Thousands)		1,044,887

TAX EXEMPT CORPORATE BOND — 0.5%

California — 0.5%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	4,800	4,966

Total Tax Exempt Corporate Bond (Cost $4,756) ($ Thousands)		4,966

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (F)	148,507	149

Total Cash Equivalent (Cost $149) ($ Thousands)		149

Total Investments — 99.6% (Cost $972,155) ($ Thousands)		$1,050,002

Percentages are based on Net Assets of $1,054,172 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

The following is a list of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,044,887	$—	$1,044,887
Tax Exempt Corporate Bond	—	4,966	—	4,966
Cash Equivalent	149	—	—	149

Total Investments in Securities	$149	$1,049,853	$—	$1,050,002

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	27

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.3%

Alabama — 1.8%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,544
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	4,785	4,853
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	1,010	1,025
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB Callable 05/15/13 @ 100
0.550%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB Callable 08/01/13 @ 100
0.530%, 08/01/37 (A)	2,000	2,000
Mobile, Airport Authority, RB
5.500%, 10/01/15	1,215	1,296
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
0.580%, 07/15/34 (A)	1,500	1,501
Pell City, Special Care Facilities Authority, RB
4.000%, 12/01/14	1,675	1,749

		15,968

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Alaska — 0.4%
Alaska State, Housing Finance, Alaska Housing Project, Ser B, RB Callable 03/07/13 @ 100
0.210%, 12/01/41 (A)	$3,500	$3,500

Arizona — 0.8%
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,213
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,181
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.380%, 09/01/45 (A)	1,000	1,000
University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/13	750	762
5.250%, 07/01/14	1,000	1,059
Yavapai County, Industrial Development Authority, Northern Arizona Health Care Systems Project, RB
3.000%, 10/01/13	750	759

		6,974

Arkansas — 0.1%
Fort Smith, Sales & Use Tax, Ser 2008, RB
3.875%, 09/01/13	350	356
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	860	924

		1,280

California — 5.2%
California State, Communities Development Authority, Ser E, RB, AGM
0.380%, 07/01/40 (A)	2,000	2,000
California State, Educational Facilities Authority, Loyola Marymount University Project, RB
4.000%, 10/01/13	1,330	1,357
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB
0.610%, 04/01/38 (A)	1,000	1,004

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Municipal Finance Authority, Ser A, RB
0.700%, 02/01/39 (A)	$3,000	$3,001
California State, Ser A, GO Callable 11/01/14 @ 100
0.790%, 05/01/33 (A)	2,000	2,003
California, Statewide Communities Development Authority, Ser B, RB, XLCA
4.100%, 04/01/28 (A)	1,500	1,504
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	3,993
1.732%, 09/01/13 (C)	1,000	997
Gilroy, Unified School District, BAN
3.634%, 04/01/13 (C)	2,000	1,999
Gilroy, Unified School District, GO
5.000%, 04/01/13 (B)	400	401
5.000%, 04/01/13	3,965	3,978
Imperial, Community College District, GO
3.692%, 08/01/14 (C)	6,345	6,208
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,715
4.000%, 08/01/14	1,050	1,066
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,066
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/13	1,605	1,652
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.460%, 12/01/15 (A) (D)	2,500	2,500
Metropolitan, Water District of Southern California, RB Callable 04/01/13 @ 100
0.470%, 07/01/35 (A)	2,000	2,000
Moreland, School District, Ser A, GO
3.427%, 07/01/16 (C)	8,500	7,894

		46,338

Colorado — 2.2%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB Callable 03/04/13 @ 100
0.286%, 11/01/36 (A)	5,050	5,050
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,853
3.000%, 11/15/14	2,650	2,768

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Denver City & County, Airport System Revenue Authority, Sub-Ser G1, RB Callable 03/04/13 @ 100
0.290%, 11/15/25 (A)	$3,500	$3,500

		19,171

Connecticut — 2.2%
Capitol Region, Education Council, BAN
2.000%, 03/07/13	15,000	15,001
Connecticut State, Health & Educational Facilities Authority, State Supported Child Care Project, RB
3.000%, 07/01/13	1,090	1,099
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,005
0.950%, 05/15/15	1,000	1,003
Hamden, Ser B, BAN
2.000%, 08/22/13	1,000	1,007

		19,115

District of Columbia — 0.4%
District of Columbia, Income Tax Revenue Authority, Ser B, RB Callable 06/01/15 @ 100
0.710%, 12/01/15 (A)	2,860	2,867
District of Columbia, Income Tax Revenue Authority, Ser B, RB Callable 06/01/13 @ 100
0.410%, 12/01/13 (A)	1,000	1,000

		3,867

Florida — 5.7%
Citizens Property Insurance, RB
1.860%, 06/01/13 (A)	1,700	1,707
Citizens Property Insurance, RB, AGM
1.760%, 06/01/14 (A)	1,500	1,521
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	8,670	8,667
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,101
Gulf Breeze, Local Government Loan, Ser FG&H, RB Callable 05/01/13 @ 101
1.000%, 12/01/20 (A) (B)	4,000	4,002

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	29

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hillsborough County, Industrial Development Authority, RB
4.000%, 10/01/15	$745	$801
Hillsborough County, Industrial Development Authority, Ser A, RB
5.000%, 10/01/13	1,500	1,539
JPMorgan Chase Putters, Ser 425, RB
0.150%, 07/01/20 (A)	1,500	1,500
Lake County, School Board, Ser B, COP, AMBAC Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,238
Manatee County, RB
3.000%, 04/01/13	1,000	1,002
Manatee County, School District, COP, NATL
5.000%, 07/01/14	1,650	1,737
Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	1,285	1,357
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,511
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,471
4.000%, 10/01/15	3,390	3,647
Okeechobee County, RB
0.650%, 07/01/39 (A)	1,120	1,121
Orange County, School Board, Ser A, COP
5.000%, 08/01/13	500	509
5.000%, 08/01/14	7,500	7,967
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,141
Saint Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,081
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.450%, 11/15/34 (A)	700	700

		50,320

Georgia — 4.6%
Appling County, Development Authority, Oglethorpe Power Hatch Project, Ser A, RB
2.500%, 01/01/38 (A)	1,000	1,000
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,082

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bulloch County, Development Authority, Georgia Southern University Housing Foundation Project, RB, AGM
4.000%, 07/01/18	$595	$660
Burke County, Development Authority, Oglethorpe Power Vogtle Project, Ser G, RB
0.900%, 01/01/39 (A)	1,500	1,500
Floyd County, Development Authority, RB
0.850%, 07/01/22 (A)	5,000	5,024
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB Callable 03/15/19 @ 100
5.250%, 03/15/24	3,200	3,638
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,020	14,536
Georgia State, Municipal Electric Authority, Ser B, RB
5.000%, 01/01/18	3,000	3,522
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,227
Georgia State, Ser G, GO Callable 03/11/13 @ 100
0.510%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,043
5.000%, 03/15/15	935	1,002
Medical Center, Hospital Authority, RB, AGM
5.000%, 08/01/15	1,500	1,621
Monroe County, Development Authority, Oglethorpe Power Scherer Project, RB
0.900%, 01/01/39 (A)	1,500	1,500

		40,355

Illinois — 7.3%
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,072
Chicago, Board of Education, Ser C1, GO Callable 09/01/15 @ 100
1.060%, 03/01/32 (A)	2,000	2,003
Chicago, Transit Authority, RB, AGM
5.000%, 06/01/13	1,000	1,010

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	$295	$262
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.936%, 12/01/17 (C)	3,250	2,750
3.362%, 12/01/15 (C)	495	453
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.207%, 12/01/14 (C)	5,500	5,211
DuPage County, Water Commission, Ser 2003, RB, AMBAC
5.250%, 05/01/13	11,395	11,485
Illinois State, Finance Authority, Art Institute of Chicago Project, RB Pre-Refunded @ 100
4.100%, 03/01/34 (A) (E)	4,500	4,500
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,357
3.000%, 08/15/14	2,840	2,933
Illinois State, Ser A, GO
5.000%, 03/01/13	1,200	1,200
Illinois State, Toll Highway Authority, Highway Project, RB, AGM Callable 03/07/13 @ 100
0.530%, 01/01/17 (A)	4,000	4,000
Illinois State, Unemployment Insurance Project, Ser A, RB
3.000%, 12/15/13	1,750	1,789
Illinois State, Unemployment Insurance Project, Ser B, RB Callable 06/15/14 @ 100
4.000%, 06/15/20	5,000	5,225
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC Callable 12/15/13 @ 55
5.065%, 12/15/25 (C)	3,750	2,035
Kane, Kendall & Will Counties, Community Unit School District No. 308, GO, NATL-RE FGIC
0.824%, 10/01/13 (C)	1,785	1,778
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL
3.155%, 01/01/14 (C)	4,910	4,813

Description	Face Amount ($ Thousands)	Value ($ Thousands)
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	$2,655	$2,735
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
0.701%, 12/15/13 (C)	400	398
Peoria County, GO
0.210%, 12/15/18 (A)	1,200	1,200
Sterling, GO
2.000%, 11/01/13	1,000	1,008
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,530
Village of Rosemont, Ser A, GO, NATL-RE FGIC
0.722%, 12/01/13 (C)	865	860
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	631
3.000%, 04/01/13	1,000	1,002

		64,240

Indiana — 1.7%
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	529
Indiana State, Finance Authority, RB Callable 03/15/14 @ 100
0.600%, 02/01/35 (A)	4,000	4,012
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,019
Indiana State, Health Facility Financing Authority, Ser A4, RB
1.500%, 10/01/27 (A)	5,195	5,269
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,823
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	362
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,016

		15,030

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.5%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	$500	$529
Iowa State, Higher Education Loan Authority, Private Education Working Capital Project, RB
6.000%, 05/16/13	1,500	1,504
4.300%, 05/16/13	500	502
3.000%, 05/16/13	1,600	1,605
Iowa State, University of Science & Technology, Science & Technology Project, Ser I, RB
2.000%, 07/01/13	410	412

		4,552

Kansas — 0.7%
Kansas State, Independent College Finance Authority, Bethel College Project, Ser A, RB
5.000%, 05/01/13	1,000	1,001
Kansas State, Independent College Finance Authority, Ottawa University Project, Ser C, RB
5.500%, 05/01/13	1,000	1,001
Olath, Health Facilities Revenue Authority, Ser B, RB Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,018

		6,020

Kentucky — 0.5%
Lexington-Fayette Urban County, Richmond Place Project, RB
1.200%, 04/01/15 (A) (D)	4,005	4,005

Louisiana — 4.2%
East Baton Rouge, Sewerage Commission Revenue Authority, Ser A, RB Callable 02/01/14 @ 100
0.941%, 02/01/46 (A)	1,000	1,002
Jefferson Parish, School Board, Sales & Use Tax, RB
2.000%, 03/01/14	1,000	1,017
Louisiana Public Facilities Authority, RB, AMBAC
4.000%, 06/01/13	1,000	1,006
Louisiana State, Municipal Gas Purchasing & Distributing Authority, Ser 1411Q, RB
0.170%, 08/01/16 (A) (D)	400	400

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Offshore Terminal Authority, Ser B1, RB
1.875%, 10/01/40 (A)	$1,000	$1,006
Louisiana State, Ser B, GO Callable 05/01/13 @ 100
0.941%, 07/15/14 (A)	1,200	1,204
Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	2,450	2,511
St. James Parish, Nucor Steel LLC Project, Ser B1, RB Callable 03/04/13 @ 100
0.290%, 11/01/40 (A)	29,500	29,500

		37,646

Maine — 0.1%
Maine State, Health & Higher Educational Facilities Authority, Ser D, RB, NATL
5.000%, 07/01/13	1,140	1,156

Maryland — 1.4%
Maryland State, Health & Higher Educational Facilities Authority, RB Callable 07/01/17 @ 100
0.360%, 07/01/39 (A)	7,125	7,125
Maryland State, Economic Development Authority, University of Maryland, College Park Project, RB
5.000%, 07/01/13	2,015	2,037
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,007
Maryland State, Health & Higher Educational Facilities Authority, RB
3.000%, 08/15/13	1,000	1,011
Maryland State, Housing & Community Development Department, Ser B, RB
1.060%, 03/01/36 (A)	1,000	1,006

		12,186

Massachusetts — 1.4%
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T3, RB
2.700%, 10/01/37 (A)	7,500	7,638

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Municipal Wholesale Electric Project, Ser A, RB
5.000%, 07/01/13	$2,500	$2,537
Massachusetts State, Ser A, GO Callable 08/01/15 @ 100
0.590%, 02/01/16 (A)	2,000	2,009

		12,184

Michigan — 3.7%
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,573
Detroit, Wayne County Stadium Authority, RB
3.000%, 10/01/13	1,500	1,514
Detroit, School District, School Building & Site Improvement Project, Ser A, GO
4.000%, 05/01/14	1,500	1,552
Detroit, Sewage Disposal System Revenue Authority, Second Lien, Ser B, RB, NATL-RE FGIC
5.000%, 07/01/15	450	477
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/13	375	380
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,223
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,292
Michigan State, Finance Authority, Oakwood Hospital Obligation Group Project, RB
3.000%, 11/01/13	1,000	1,013
Michigan State, Finance Authority, Unemployment Obligations Project, RB Callable 07/01/14 @ 100
5.000%, 07/01/23	5,000	5,305
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	2,144
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/14	1,210	1,254
Michigan State, Strategic Fund, Dow Chemical Project, RB
6.250%, 06/01/14	400	427

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Parchment, School District, Ser 2836, GO, FSA
0.190%, 05/01/15 (A)	$1,200	$1,200
Southfield, Public Schools, Ser B, GO, AGM
5.000%, 05/01/13	250	252
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser D, RB
3.000%, 12/01/13	1,665	1,696
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/14	2,580	2,650
3.000%, 05/01/15	2,450	2,559

		32,511

Minnesota — 0.6%
Minneapolis-State, Paul Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,014
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,451

		5,465

Missouri — 1.6%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,239
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,158
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/13	150	150
2.000%, 06/01/14	350	355
Northwest Missouri State University, RB
1.250%, 06/01/16	1,425	1,426
1.000%, 06/01/15	1,755	1,757
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,465
St. Louis, Airport Revenue Authority, Lambert International Airport Project, RB, NATL
5.500%, 07/01/15	2,250	2,488

		14,038

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 0.1%
Douglas County, Hospital Authority No. 2, Nebraska Medical Center Project, RB
5.000%, 11/15/13	$1,030	$1,061

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority, Dartmouth Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,919

New Jersey — 13.5%
Bayonne, GO
3.000%, 07/01/13	855	859
Borough of Freehold, TRAN
1.500%, 12/18/13	1,000	1,006
Borough of Garwood, BAN
1.250%, 04/12/13	2,285	2,285
Borough of Lodi, TRAN
1.250%, 04/26/13	1,000	1,001
Borough of Riverdale, BAN
1.400%, 09/27/13	2,650	2,654
Borough of Union Beach, BAN
1.200%, 03/08/13	2,001	2,001
Brick Township, Ser G, TRAN
1.250%, 12/20/13	7,465	7,503
Camden County, Improvement Authority, Cooper Medical School Project, Ser B, RB
4.000%, 07/01/13	1,315	1,327
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	939
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	484
Camden, Ser B, BAN
1.750%, 08/19/13	4,801	4,807
Hackensack, BAN
1.200%, 05/02/13	3,616	3,617
Hudson County, Improvement Authority, Improvement Project, RB
2.000%, 06/05/13	16,000	16,065
1.500%, 08/07/13	3,000	3,014
Kearny, TRAN
1.500%, 12/20/13	1,000	1,006
Lambertville, BAN
1.500%, 05/03/13	2,300	2,302
Long Branch, BAN
1.500%, 02/14/14	1,210	1,216
Lyndhurst Township, BAN
1.750%, 03/21/13	3,298	3,299

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lyndhurst Township, TRAN
1.500%, 09/20/13	$8,000	$8,027
1.500%, 02/14/14	1,430	1,436
Montclair Township, TRAN
1.000%, 03/07/14	2,039	2,045
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/13	1,000	1,012
New Jersey State, Economic Development Authority, Ser E, RB Callable 08/01/15 @ 100
1.810%, 02/01/16 (A)	2,355	2,405
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	925	938
5.000%, 07/01/14	1,460	1,538
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	805
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB Callable 12/01/19 @ 100
4.875%, 12/01/24	16,620	18,095
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,503
1.250%, 05/01/14	4,675	4,679
0.900%, 05/01/13	1,250	1,250
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 03/01/13	300	300
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	990	1,012
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13 (B)	10	10
New Jersey State, Tobacco Settlement Financing Authority, RB Callable 06/01/17 @ 100
0.560%, 06/01/29 (A)	2,000	2,000
New Jersey State, Turnpike Authority, RB, AGM Callable 04/01/13 @ 100
0.400%, 01/01/24 (A)	2,000	2,000
New Jersey Transit, Ser A, COP, AMBAC
5.500%, 09/15/15	875	964
Newark, Ser D, TRAN
2.000%, 12/11/13	5,000	5,025

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Passaic County, GO
3.000%, 08/15/15	$1,220	$1,281
Phillipsburg, BAN
1.500%, 08/22/13	1,889	1,890
Phillipsburg, GO
1.500%, 04/17/13	2,890	2,891
Trenton, GO
3.000%, 03/15/13	2,750	2,752

		119,243

New Mexico — 0.4%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	3,110	3,232

New York — 11.4%
Binghamton, Ser A, TRAN
1.250%, 01/31/14	2,500	2,508
East Bloomfield-Holcomb, Fire District, BAN
1.400%, 08/14/13	2,500	2,502
Elmira, School District, GO
5.000%, 06/15/13	1,495	1,513
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.500%, 06/28/13	1,500	1,504
Hannibal, Central School District, GO, AGM
2.000%, 06/15/14	500	508
Metropolitan New York, Transportation Authority, RB Callable 05/01/15 @ 100
0.665%, 11/01/32 (A)	1,000	1,003
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/01/14 @ 100
0.790%, 11/01/34 (A)	1,250	1,255
Monroe County, GO
5.000%, 03/01/14	1,500	1,564
Nassau County, Local Economic Assistance, South Nassau Communities Project, RB
4.000%, 07/01/15	965	1,029
3.000%, 07/01/13	660	665
Nassau County, Ser A, TRAN
2.000%, 02/05/14	1,120	1,137
Nassau County, Ser B, TRAN
2.000%, 09/30/13	1,500	1,514
New York City, Housing Development Authority, Ser D1A, RB
2.050%, 05/01/13	6,100	6,115

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	$3,000	$3,006
New York City, Housing Development Authority, Ser F, RB Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,196
New York City, Ser C4, GO, AGM
0.400%, 10/01/27 (A)	350	350
New York City, Sub-Ser A-6, GO, AGM
0.180%, 11/01/26 (A)	1,800	1,800
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,238
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	320	332
New York State, Energy Research & Development Authority, RB, AMBAC
0.490%, 10/01/13 (A)	1,200	1,194
New York State, Environmental Facilities, Ser S, RB
0.550%, 07/01/17 (A)	2,500	2,501
New York State, Housing Finance Agency, Affordable Housing Project, Ser 4, RB
0.900%, 11/01/13	3,810	3,823
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	999
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,011
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	2,130	2,196
Niagara-Wheatfield, Central School District, TRAN
1.250%, 06/28/13	2,000	2,003
Oyster Bay, Ser A, GO
4.000%, 02/15/14	500	516
Oyster Bay, Ser A, TRAN
1.500%, 03/07/14	2,000	2,019
Oyster Bay, Ser B, BAN
3.000%, 08/09/13	1,500	1,517
Ramapo, BAN
2.000%, 07/01/13	1,500	1,507
Rockland County, TAN
2.500%, 03/06/13	1,000	1,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	35

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Schenectady, BAN
1.200%, 05/17/13	$20,000	$20,011
Suffolk County, Ser III, TAN
2.000%, 09/12/13	1,500	1,513
Utica, School District, GO
2.000%, 07/01/14	800	812
Village of Attica, BAN Callable 03/28/13 @ 100
1.500%, 05/17/13	3,865	3,869
Village of Cassadaga, BAN
1.400%, 08/09/13	3,170	3,173
Village of Cold Spring, Watermain Improvements Project, BAN
1.400%, 05/17/13	1,150	1,151
Village of Vernon, BAN
1.750%, 04/18/13	1,511	1,511
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,604
Yonkers, Ser D, GO
3.000%, 08/15/14	1,870	1,926

		100,595

North Dakota — 0.1%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	700	715

Ohio — 4.5%
Akron, Health Benefit Claims Authority, Special Obligation Income Tax, BAN
1.375%, 03/14/13	1,500	1,501
American Municipal Power, Electric Systems Improvement - Bowling Green Project, RB
1.125%, 11/20/13	1,545	1,547
American Municipal Power, Electric Systems Improvement - Newton Falls Project, RB
1.250%, 06/27/13	2,595	2,598
Buckeye Local School District, TRAN
2.500%, 04/30/13	1,000	1,003
Cleveland, Airport System Revenue Authority, Ser A, RB
3.000%, 01/01/14	1,500	1,521
Cuyahoga County Housing Revenue Authority, RB
0.600%, 07/15/14	4,700	4,700
Deutsche Bank Spears/Lifers Trust, Ser 619, RB Callable 06/01/17 @ 100
0.360%, 06/01/24 (A)	13,740	13,740

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lorain, Port Authority, Marshall Plaza Apartments Project, Ser A, RB
0.800%, 07/15/13	$2,600	$2,601
Ohio State, Air Quality Development Authority, Multi-Modal Timken Project, RB Callable 04/01/13 @ 100
0.200%, 11/01/25 (A) (D)	2,100	2,100
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	3,545	3,687
Ohio State, Solid Waste Revenue Authority, Republic Services Project, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,085
Ohio State, Water Development Authority, Water Development Project, RB
0.600%, 07/01/21 (A)	1,500	1,500

		39,583

Oklahoma — 1.9%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,161
McClain County, Economic Development Authority, Economic Development Project, RB
4.000%, 09/01/13	1,000	1,017
Oklahoma State, Development Finance Authority, RB Callable 03/04/13 @ 100
0.130%, 08/15/35 (A)	7,600	7,600
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,379
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,052
3.000%, 09/01/13	1,000	1,013

		17,222

Oregon — 0.1%
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,042

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 7.7%
Chester County, Industrial Development Authority, University Project, RB Callable 08/01/14 @ 100
1.600%, 02/01/15	$5,000	$5,028
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,257
Delaware Valley, Regional Financial Authority, Ser B, RB Callable 03/04/13 @ 100
0.190%, 06/01/42 (A) (D)	1,000	1,000
Delaware Valley, Regional Financial Authority, Ser C, RB Callable 04/01/13 @ 100
0.190%, 12/01/20 (A) (D)	3,000	3,000
Downingtown Area, School District, GO Callable 03/04/13 @ 100
0.360%, 05/01/15 (A)	1,710	1,710
Erie, School District, TRAN
1.375%, 06/28/13	20,350	20,365
Pennsylvania State, Economic Development Financing Authority, Forum Place Project, RB
3.000%, 03/01/13	500	500
3.000%, 03/01/14	400	409
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,659
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,083
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
0.550%, 04/01/19 (A)	1,500	1,500
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,363
Pennsylvania State, Public School Building Authority, RB
5.000%, 04/01/15	1,000	1,082
5.000%, 04/01/16	2,000	2,228
5.000%, 04/01/17	1,500	1,712
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/14	1,000	1,054

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Turnpike Commission, Ser D, RB, AGM Callable 03/15/13 @ 100
0.330%, 07/15/41 (A)	$4,000	$4,000
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,430
3.000%, 06/15/13	865	869
3.000%, 06/15/14	1,255	1,280
Philadelphia, Municipal Authority, Ser B, RB, AGM Callable 11/15/13 @ 100
5.250%, 11/15/16	1,955	2,015
Philadelphia, Redevelopment Authority, Transformation Initiative Project, RB
5.000%, 04/15/14	1,000	1,045
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,527
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,132
Tioga County, Industrial Development Authority, Mansfield Project, Ser C1, RB
3.000%, 03/01/14	1,000	1,013

		68,261

Puerto Rico — 0.2%
Puerto Rico, Housing Finance Authority, RB
5.000%, 12/01/13	1,300	1,340
Puerto Rico, Municipal Finance Agency, Ser C, RB, AGM
5.000%, 08/01/13	500	507

		1,847

Rhode Island — 0.1%
Cranston, Ser B, GO
2.000%, 07/01/13	870	874

South Carolina — 0.4%
Jasper County, RB Callable 08/15/13 @ 100
1.250%, 02/07/14	2,000	2,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	37

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Scago, Educational Facilities Authority, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	$2,000	$2,006

		4,006

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,022
5.000%, 09/01/14	1,000	1,062

		2,084

Tennessee — 0.3%
Lewisburg, Industrial Development Board, AMT, RB
0.550%, 07/02/35 (A)	1,500	1,500
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health Systems Project, RB, Radian
5.000%, 09/01/13	195	199
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/13	500	511
5.000%, 09/01/14	450	477

		2,687

Texas — 3.1%
Austin, SAB
2.820%, 12/01/16 (C)	3,000	2,753
2.516%, 12/01/15 (C)	6,905	6,515
Houston, Utility System Revenue Authority, Ser A, RB Callable 12/01/14 @ 100
0.660%, 05/15/34 (A)	1,000	1,002
Sabine River, Industrial Development Authority, RB Callable 08/15/13 @ 100
0.550%, 08/15/14 (A)	1,025	1,025
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,780
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,655	1,863
Texas State, Municipal Gas Acquisition & Supply II, RB
0.580%, 09/15/17 (A)	845	840

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Transportation Commission, Ser B, RB Callable 03/04/13 @ 100
0.520%, 04/01/26 (A)	$4,000	$4,000
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	604
2.000%, 10/01/13	535	538
2.000%, 10/01/15	355	360
2.000%, 10/01/16	575	580

		27,860

Virginia — 1.6%
Alexandria, Industrial Development Authority, American Association Liver Study Project, RB Callable 03/06/13 @ 100
0.180%, 08/01/36 (A) (D)	1,000	1,000
Caroline County, Industrial Development Authority, RB Callable 04/04/13 @ 100
4.000%, 08/01/16	1,830	1,832
Henrico County, Economic Development Authority, RB
4.000%, 11/01/16	1,250	1,367
JPMorgan Chase Putters/Drivers Trust, Ser 4258, RB
0.110%, 08/01/13 (A)	120	120
Wise County, Industrial Development Public Facilities Authority, School Projects, RB Pre-Refunded @ 100
3.000%, 08/01/13 (E)	10,000	10,113

		14,432

Washington — 0.9%
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,642

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	488
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,337

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	$1,250	$1,309
4.000%, 08/15/15	1,200	1,290
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	875	902
4.000%, 08/15/15	600	627

		5,953

Multi-State — 1.8%
Deutsche Bank Spears/Lifers Trust, Ser 1098, RB 0.310%, 07/01/22 (A)	15,625	15,625

Total Municipal Bonds (Cost $849,061) ($ Thousands)		851,804

CASH EQUIVALENT — 4.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (F)	37,841,161	37,841

Total Cash Equivalent (Cost $37,841) ($ Thousands)		37,841

Total Investments — 100.6% (Cost $886,902) ($ Thousands)		$889,645

Percentages are based on Net Assets of $884,363 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$851,804	$—	$851,804
Cash Equivalent	37,841	—	—	37,841

Total Investments in Securities	$37,841	$851,804	$—	$889,645

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	39

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

California — 95.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,536
Bay Area, Toll Authority, RB Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,467
5.000%, 04/01/26	1,425	1,741
Bay Area, Toll Authority, Ser F, RB Pre-Refunded @ 100
5.000%, 04/01/17 (A)	2,000	2,350
California State University, Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,411
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,386
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,430
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,502
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,360
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,036

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Department of Water Resources, Central Valley Project, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 06/01/13 (A)	$30	$30
California State, Department of Water Resources, Power Supply Project, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,552
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,138
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	843
California State, Economic Recovery Series, Ser A, GO
5.000%, 07/01/16	2,775	3,186
5.000%, 07/01/18	1,175	1,416
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	275
5.000%, 09/01/21	325	402
5.000%, 09/01/22	800	997
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/22 @ 100
5.000%, 09/01/25	785	965
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,537
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,140
California State, GO
5.250%, 02/01/18	2,000	2,397
5.000%, 10/01/16	2,000	2,304
5.000%, 11/01/16	1,000	1,155
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,561
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,957
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/22 @ 100
5.000%, 06/01/25	400	460
5.000%, 06/01/26	350	400

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (B)	$1,040	$1,174
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 03/01/22	1,200	1,452
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,217
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,693
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,459
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,771
California State, Various Purposes, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,189
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	6,145
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,848
5.000%, 03/01/15	7,000	7,624
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,297
City of Manteca, RB Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,844
City of San Francisco Public Utilities Commission Wastewater Revenue, Ser B, RB Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,431
Contra Costa, Transportation Authority, Ser B, RB Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,145
5.000%, 03/01/23	1,265	1,541
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,858

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	$1,000	$1,112
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,223
Kern, High School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,454
Kern, High School District, GO Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,182
Long Beach, Bond Finance Authority, RB Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,155
Long Beach, Community College District, Ser B, GO Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,454
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,459
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,421
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,809
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,666
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,406
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,727
Los Angeles, Department of Water & Power, Ser C, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	750	931
Los Angeles, Wastewater System Revenue, Ser B, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	3,099
North Orange County, Community College District, GO, NATL Pre-Refunded @ 100
5.000%, 08/01/15 (A)	1,770	1,966

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	41

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	$1,195	$1,324
Rancho, Water District Financing Authority, Ser A, RB, AGM Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,630
Riverside, Community College District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,874
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,490
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,886
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,742
5.000%, 05/01/23	5,000	6,111
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	2,016
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,425
5.000%, 05/15/24	1,000	1,198
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,324
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,329
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,251
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,365
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	979
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,222

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/21 @ 100
5.000%, 06/01/23	$1,000	$1,217
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,282
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	912
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,266
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,235
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,835
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,894
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,178
University of California, Regents Medical Center Project, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,108
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,613
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,406
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/15 (A)	1,500	1,631
Ventura County, Community College District, GO
5.000%, 08/01/16	500	575
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,632

		189,636

Puerto Rico — 1.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,341

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	$1,490	$1,581

		2,922

Total Municipal Bonds (Cost $178,408) ($ Thousands)		192,558

TAX EXEMPT CORPORATE BOND — 1.0%

California — 1.0%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	2,069

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,069

CASH EQUIVALENT — 1.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (C)	3,762,303	3,762

Total Cash Equivalent (Cost $3,762) ($ Thousands)		3,762

Total Investments — 100.0% (Cost $184,170) ($ Thousands)		$198,389

Percentages are based on Net Assets of $198,387 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of February 28, 2013.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$192,558	$—	$192,558
Tax Exempt Corporate Bond	—	2,069	—	2,069
Cash Equivalent	3,762	—	—	3,762

Total Investments in Securities	$3,762	$194,627	$—	$198,389

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	43

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.4%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$291

Massachusetts — 94.7%
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	601
Cambridge, GO
5.000%, 01/01/20	300	374
Fall River, GO, AGM Callable 04/04/13 @ 101
5.250%, 02/01/15	95	96
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	465	575
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	102
5.875%, 03/01/15 (A)	90	97
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	654
5.000%, 07/01/22	500	636
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,282
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	600
5.250%, 07/01/21	250	320
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	237
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	657
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	572

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	$250	$290
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	569
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	582
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	293
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K6, RB
5.000%, 07/01/16	500	566
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	607
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	306
Massachusetts State, Development Finance Agency, RB
4.000%, 07/01/18	150	170
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	343
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	534
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	602
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	570
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	554

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	$500	$564
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	607
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	620
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,171
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	333
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	688
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	585
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	232
Massachusetts State, Health & Educational Facilities Authority, RB
5.000%, 07/01/19	250	302
Massachusetts State, Health & Educational Facilities Authority, Stonehill College Project, Ser K, RB Callable 03/04/13 @ 100
0.050%, 07/01/37 (B) (C)	100	100
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	584

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	$750	$798
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	622
Massachusetts State, Port Authority, Ser C, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/13 (D)	40	41
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,254
Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	500	594
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	500	590
5.000%, 08/15/21	1,000	1,267
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,252
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/16	300	348
5.000%, 10/15/21	210	265
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	633
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	644
5.250%, 08/01/23	250	323
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	641
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,287
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	966
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	235
5.500%, 11/01/19	1,150	1,463
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	651
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB Callable 04/04/13 @ 100
5.250%, 08/01/13	5	5

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	45

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	$450	$565
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,240
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	649
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	612
Metropolitan Boston, Transit Parking Authority, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	602
Springfield, Municipal Purpose Loan, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	555
Town of Lexington Massachusetts, GO
4.250%, 02/15/17	1,000	1,143
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	624
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,170

		39,614

Puerto Rico — 4.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	277
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	273
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	254
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (A)	45	48
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	268

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	$500	$571

		1,696

Total Municipal Bonds (Cost $38,050) ($ Thousands)		41,601

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (E)	8,118	8

Total Cash Equivalent (Cost $8) ($ Thousands)		8

Total Investments — 99.4% (Cost $38,058) ($ Thousands)		$41,609

Percentages are based on Net Assets of $41,841 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,601	$—	$41,601
Cash Equivalent	8	—	—	8

Total Investments in Securities	$8	$41,601	$—	$41,609

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 93.6%

New Jersey — 86.0%
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	$1,230	$1,415
Burlington County, Bridge Commission, Governmental Loan Program, RB Callable 04/04/13 @ 100
5.000%, 10/15/13	20	20
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,935
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,383
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	985	1,201
4.000%, 11/01/21	2,500	2,948
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,161
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,215
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	629
Matawan-Aberdeen, Regional School District, GO Callable 09/15/21 @ 100
5.000%, 09/15/23	500	597
Monmouth County, Improvement Authority, Government Pooled Loan, RB
5.000%, 01/15/18	700	834
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	963

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL Callable 07/01/14 @ 100
5.250%, 07/01/15	$2,000	$2,127
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD1, RB
5.000%, 12/15/17	1,000	1,177
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,665
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	3,069
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,766
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	859
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,811
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (A)	25	32
5.250%, 09/01/21	975	1,265
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,298
5.000%, 09/01/20	1,220	1,537
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,186
New Jersey State, GO
5.250%, 08/01/21	2,000	2,536
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,196

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	47

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	$1,000	$1,163
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	210
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	510	533
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,342
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,060
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	500	609
5.000%, 07/01/26	400	483
5.000%, 07/01/27	500	601
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,648
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,173
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,524
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,999
5.250%, 12/15/21 (A)	15	20
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,042
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,338

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
New Jersey State, Turnpike Authority, Transportation Systems Project, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,186
Ocean County, GO
4.000%, 08/01/19	710	829
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,246
5.000%, 05/01/22	1,000	1,188
South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	1,000	1,120
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,235
5.000%, 09/15/17	635	751

		69,125

New York — 4.4%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,529

Pennsylvania — 3.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,792
5.000%, 07/01/16	730	825

		2,617

Total Municipal Bonds (Cost $69,814) ($ Thousands)		75,271

CASH EQUIVALENT — 5.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (C)	4,493,459	4,493

Total Cash Equivalent (Cost $4,493) ($ Thousands)		4,493

Total Investments — 99.2% (Cost $74,307) ($ Thousands)		$79,764

Percentages are based on Net Assets of $80,420 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Financial Guaranty Insurance Company

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,271	$—	$75,271
Cash Equivalent	4,493	—	—	4,493

Total Investments in Securities	$4,493	$75,271	$—	$79,764

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	49

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Guam — 1.2%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$549
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	851

		1,400

New York — 93.2%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	720
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,089
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	995
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,156
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,746
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,136
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	571
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,169
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	498

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/14	$500	$539
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	613
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,212
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,251
Monroe County, Industrial Development, Ser B, RB
5.000%, 07/01/21	1,035	1,281
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	527
New York & New Jersey, Port Authority, RB
5.000%, 12/01/20	1,000	1,238
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,535
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,356
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,301
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,333
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,124
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,038
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	500	588
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,685
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,243

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	$1,000	$1,146
New York City, Ser B, GO
5.000%, 08/01/18	2,500	3,009
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,358
5.000%, 08/01/19	1,000	1,223
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	813
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,230
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,926
New York City, Ser H, GO, NATL-RE FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	800
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,204
New York City, Ser I, GO, NATL Pre-Refunded @ 100
5.000%, 08/01/14 (A)	5	5
New York City, Ser I, GO, NATL Callable 08/01/14 @ 100
5.000%, 08/01/17	495	528
New York City, Ser I1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,213
New York City, Ser J1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	341
New York City, Sub-Ser A7, GO Callable 04/01/13 @ 100
0.060%, 08/01/20 (B) (C)	600	600
New York City, Sub-Ser E5, GO Callable 03/05/13 @ 100
0.060%, 08/01/17 (B) (C)	500	500
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	117
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,221
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,857
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	401

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/19	$1,650	$2,043
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	750	895
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,257
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,183
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	606
New York State, Dormitory Authority, City University Project, Ser B, RB
5.000%, 07/01/16	1,000	1,141
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,224
New York State, Dormitory Authority, Columbia University Project, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,147
New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	500	571
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,318
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,868
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/16	655	727
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,350
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,178

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	51

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	$1,000	$1,244
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,629
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,215
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,076
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,141
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,146
5.000%, 07/01/18	795	925
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	126
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	572
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	764
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,188
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,202
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,237
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	552

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	$315	$318
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,253
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	598
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	566
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 08/15/17	1,100	1,305
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,249
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,164
5.000%, 02/15/20	1,000	1,243
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	685	706
New York State, Mortgage Agency, Higher Education Finance Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/20	155	175
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 03/20/13 @ 100
5.050%, 10/01/17	145	145
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	631
New York State, Thruway Authority, Ser A, RB
4.000%, 04/01/16	270	298
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,211
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,209
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,225

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	$1,200	$1,434
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,223
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	291
5.000%, 12/15/17	1,000	1,199
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	541
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	541
New York State, Urban Development, Ser A, RB
5.000%, 03/15/19	1,460	1,781
Sales Tax Asset Receivable, Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,074
Town of Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	765	928
Triborough, Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	953
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,220
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/19	1,000	1,237
Triborough, Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,121
Westchester County, Senior Lien, Ser B, RB
5.000%, 11/01/16	1,000	1,123
Westchester County, Ser C, GO
5.000%, 11/01/17	500	601
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	341

		109,865

Puerto Rico — 4.6%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	546

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	$500	$541
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
6.250%, 07/01/14 (D)	115	124
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	515	531
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	536
5.500%, 07/01/18	1,000	1,092
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	607
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,427

		5,415

Total Municipal Bonds (Cost $109,637) ($ Thousands)		116,680

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (E)	117,729	118

Total Cash Equivalent (Cost $118) ($ Thousands)		118

Total Investments — 99.1% (Cost $109,755) ($ Thousands)		$116,798

Percentages are based on Net Assets of $117,886 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	53

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2013

FHA — Federal Housing Administration

GO — General Obligation

HUD — Housing Urban Development

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$116,680	$—	$116,680
Cash Equivalent	118	—	—	118

Total Investments in Securities	$118	$116,680	$—	$116,798

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.0%

Guam — 1.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,099

Pennsylvania — 93.5%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,167
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,177
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,105
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	590
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	853
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC1, RB, GNMA Callable 04/04/13 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/19	500	608
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,182
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,201

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bensalem Township, Water & Sewer Authority, RB Callable 04/04/13 @ 100
6.750%, 12/01/14 (A)	$15	$16
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,166
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,208
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	607
Bucks County, Water & Sewer Authority, RB, FSA Callable 06/01/15 @ 100
5.000%, 06/01/16	680	742
Central Bucks, School District, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,819
Central Dauphin, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,652
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,233
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,170
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	950
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	1,000	1,201
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,125
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB Callable 03/04/13 @ 100
0.020%, 06/01/41 (C)	3,600	3,600
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,117
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,063
McKeesport, Area School District, Ser C, GO
5.000%, 04/01/13 (A)	35	35
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,519

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	55

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	$1,140	$1,266
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	992
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,056
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,198
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,590
Northampton/Bucks County, Municipal Authority, RB Callable 04/04/13 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	979
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,259
Pennsylvania, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,000	1,214
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,862
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,500
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,231
Pennsylvania State, GO Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,249
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,198
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL Callable 04/04/13 @ 100
5.875%, 11/15/16	20	20

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL Callable 04/04/13 @ 100
5.875%, 11/15/18	$2,000	$2,002
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	2,500	2,985
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,213
5.000%, 08/01/21	1,000	1,190
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,794
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,193
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/22 @ 100
5.000%, 04/01/23	500	607
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,708
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	1,835	2,265
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,193
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,213
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,274
Pennsylvania State, Turnpike Commission, RB Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,194
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,284

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	$2,000	$2,390
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,181
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,488
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	745	883
Philadelphia, GO Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,108
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,185
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,161
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	475
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,054
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	700	726
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA Callable 04/04/13 @ 100
6.250%, 03/15/15 (D)	500	505
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,300
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian Callable 04/04/13 @ 100
4.900%, 12/01/14	545	546
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,175
Spring-Ford, Area School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,099
Trinity, Area School District, GO, AGM
5.000%, 11/01/17	500	578
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	591

Description	Face Amount ($ Thousands)	Value ($ Thousands)
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	$1,000	$1,224
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	617
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,213
Upper Allen Township, Sewer Authority, RB
5.750%, 04/01/13 (A)	40	40
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,167
Willistown Township, Municipal Sewer Authority, RB Callable 04/04/13 @ 100
6.000%, 01/01/15 (A)	5	5
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	20	21

		90,138

Puerto Rico — 5.4%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
5.000%, 07/01/21	655	682
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	546
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	541
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	180	199
5.500%, 07/01/19 (A)	820	1,043
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,063
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,141

		5,215

Total Municipal Bonds (Cost $90,536) ($ Thousands)		96,452

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	57

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2013

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020%† (E)	174,071	$174

Total Cash Equivalent (Cost $174) ($ Thousands)		174

Total Investments — 100.2% (Cost $90,710) ($ Thousands)		$96,626

Percentages are based on Net Assets of $96,425 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of February 28, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,452	$—	$96,452
Cash Equivalent	174	—	—	174

Total Investments in Securities	$174	$96,452	$—	$96,626

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 71.0%

Alabama — 0.8%
Birmingham, Special Care Facilities Financing Authority, Baptist Medical Centers Project, Ser A, RB Callable 11/15/15 @ 100
5.000%, 11/15/30	$1,000	$1,049
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	769
Selma, Industrial Development Board, International Paper Project, RB Callable 12/01/21 @ 100
5.375%, 12/01/35	2,000	2,217

		4,035

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	90
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,190

		1,280

Arizona — 2.1%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,675
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, RB Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,703
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	495

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	$250	$251
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	253
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB Callable 04/04/13 @ 100
6.375%, 09/01/29	1,250	1,253
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	573
Salt Verde, Financial Gas Revenue Authority, RB
5.000%, 12/01/37	3,500	3,981

		11,184

California — 7.2%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	473
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	600	644
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	591
California State, Communities Development Authority, Sutter Health Project, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,211
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,124
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,186

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	59

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	$2,000	$2,227
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,221
California State, Health Facilities Financing Authority, Stanford Hospital Clinics Project, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/51	2,000	2,221
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,719
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,627
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	272
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,397
Chino, Public Financing Authority, SAB Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,354
5.000%, 09/01/30	1,000	1,049
5.000%, 09/01/34	1,400	1,448
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	5,110	4,764
Imperial, Irrigation District, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,718
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	697
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,110
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (B)	5,410	1,605

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	$1,000	$1,097
San Francisco City & County, Redevelopment Agency, Successor Agency Community Project, RB Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,071
South Placer, Wastewater Authority, Ser D, RB Callable 05/01/14 @ 100
0.940%, 11/01/14 (C)	1,800	1,809
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB Callable 03/04/13 @ 100
0.080%, 07/01/23 (C)	600	600
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (B)	1,800	634

		37,869

Colorado — 1.4%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	538
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,778
6.250%, 11/15/28	650	833
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	580
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,803

		7,532

Connecticut — 1.3%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, RB, AGM Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,406

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South Central Connecticut, Regional Water Authority, RB Callable 08/01/22 @ 100
5.000%, 08/01/32	$1,000	$1,181

		6,587

Delaware — 0.5%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/22 @ 100
5.000%, 09/01/42	675	723
4.625%, 09/01/32	1,635	1,724

		2,447

Florida — 2.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/22 @ 102
8.000%, 10/01/32	500	616
8.000%, 10/01/42	1,000	1,221
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	566
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	150	153
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB Callable 04/04/13 @ 100
5.300%, 05/01/37	1,500	1,500
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,760
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,117
Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	271
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	567

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Tampa Bay Water, RB Callable 10/01/23 @ 100
5.000%, 10/01/38	$5,000	$5,807

		14,578

Georgia — 1.7%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,276
5.000%, 01/01/42	3,000	3,366
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,178
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	600
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	520
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,151

		9,091

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	555

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	298

Illinois — 1.9%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	253
Chicago, Midway Airport Revenue Authority, Second Lien, Ser B, RB
5.000%, 01/01/34 (C)	2,000	2,143
Chicago, O’Hare International Airport Revenue Authority, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,222
5.250%, 01/01/18	1,500	1,769

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	61

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hillside Village, Mannheim Redevelopment Project, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	$500	$498
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	238
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	102
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,224
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	275
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,390

		10,124

Indiana — 2.0%
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	396
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,728
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
4.999%, 10/01/26 (C)	500	546
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,037
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,180

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	$1,000	$1,163
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,237

		10,287

Iowa — 0.2%
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	231
5.500%, 11/15/37	900	791

		1,022

Kansas — 0.6%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	578
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,508
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,210

		3,296

Kentucky — 0.6%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,149
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	600
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB Callable 07/15/20 @ 100
6.000%, 07/15/31	250	250

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	$1,000	$1,087

		3,086

Louisiana — 1.5%
Louisiana, Stadium & Exposition District, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/36	1,000	1,136
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,749
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	750	896
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	886
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,217
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	587
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,389

		7,860

Maine — 0.4%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 01/01/25 (C)	2,250	2,339

Maryland — 0.3%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,079

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	$300	$293

		1,372

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	264
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,722
Massachusetts State, Development Finance Agency, Merrimack College Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/32	1,000	1,104
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	1,200	1,359

		4,449

Michigan — 1.2%
Detroit, State Aid Distribution, GO Callable 11/01/20 @ 100
5.250%, 11/01/35	900	985
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	263
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,053
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	539
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB Callable 06/01/17 @ 100
6.000%, 06/01/48	1,500	1,375

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	63

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	$500	$633
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,663

		6,511

Minnesota — 1.7%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB Callable 11/01/18 @ 102
5.875%, 11/01/40	500	514
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	99
Faribault, Senoir Housing Authority, Senior Living Project, RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	343
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	360
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,062
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	718
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,646
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,203
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	2,000	2,299

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	$500	$508

		8,752

Missouri — 0.3%
Kansas City, Shoal Creek Parkway Project, TA Callable 06/01/16 @ 100
5.000%, 06/01/21	300	312
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	715	763
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	268
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL Callable 01/01/16 @ 100
5.000%, 01/01/20	420	445

		1,788

Nebraska — 1.7%
Central Plains, Energy Project No. 3, RB Callable 09/01/22 @ 100
5.000%, 09/01/42	8,000	8,712

New Jersey — 2.3%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	258
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/04/13 @ 100
6.000%, 05/15/28	210	210
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,107
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	9,500	8,319
4.750%, 06/01/34	1,000	865

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13	$1,225	$1,241

		12,000

New Mexico — 0.4%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,251

New York — 6.9%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	601
6.250%, 07/15/40	1,500	1,802
Hudson Yards Infrastructure, Ser A, RB
5.750%, 02/15/47	2,000	2,360
5.250%, 02/15/47	5,500	6,215
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,815
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	515
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,184
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
6.672%, 03/01/16 (C)	250	251
4.532%, 03/01/25 (C)	400	366
4.513%, 03/01/26 (C)	425	384
New York City, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,231
5.250%, 10/01/35	500	596
New York City, Liberty Development Authority, RB Callable 12/15/21 @ 100
5.000%, 12/15/41	2,000	2,259

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	$500	$596
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	600	668
5.000%, 05/01/38	500	540
New York State, Dormitory Authority, RB
5.427%, 03/15/39	1,000	1,206
New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,193
New York State, Liberty Development Authority, World Trade Center Project, RB
0.250%, 12/01/49 (C)	1,000	1,000
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	5,932
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,083
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	1,079
Tompkins County, Development Authority, Tompkin Cortland Community Project, RB Callable 07/01/23 @ 100
5.000%, 07/01/38	1,500	1,575

		36,451

North Carolina — 1.0%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	587
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,137

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	65

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	$250	$272
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,421
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	584
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	750	768
Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	500	543

		5,312

Ohio — 7.6%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	9,905	9,411
6.000%, 06/01/42	1,435	1,265
5.875%, 06/01/47	8,780	7,654
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	555
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,529
JobsOhio Beverage System, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/38	12,000	13,602
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,069
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Pre-Refunded @ 100
6.750%, 01/15/39 (D)	500	559

		39,644

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, Ser F, RB Callable 03/04/13 @ 100
0.060%, 01/01/28 (C)	$900	$900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	166

Pennsylvania — 2.7%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	280
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,743
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	266
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	903
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,024
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,095
Delaware River, Port Authority, Port District Project, RB Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,648
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	269

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$282
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/22 @ 100
5.625%, 07/01/42	1,000	1,107
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,033
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	243
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,119
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	288

		14,300

Puerto Rico — 0.3%
Puerto Rico Commonwealth, Sales Tax Financing, Capital Appreciation Project, Ser A, RB, NATL
6.173%, 08/01/44 (B)	10,000	1,712

South Carolina — 0.2%
South Carolina State, Jobs - Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,085
South Carolina State, Jobs - Economic Development Authority, The Woodlands at Furman Project, RB Callable 04/04/13 @ 50
0.210%, 11/15/47 (B)	76	2
South Carolina State, Jobs - Economic Development Authority, The Woodlands at Furman Project, RB Callable 04/04/13 @ 100
6.000%, 11/15/42	178	116

		1,203

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.4%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	$2,000	$2,023

Tennessee — 1.7%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	593
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,327
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB Callable 11/01/17 @ 100
5.500%, 11/01/37 (A)	20	—
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,329
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,524

		8,773

Texas — 10.2%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 07/01/32 (C)	375	32
Brazos, River Authority, TXU Energy Project, Ser D1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	66
Central Texas, Regional Mobility Authority, Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,165
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,121
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	572

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	67

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dallas/Fortworth International Airport, Ser G, RB Callable 11/01/20 @ 100
5.000%, 11/01/35	$2,000	$2,246
Fort Bend County, Industrial Development Authority, NRG Energy Project, Ser A, RB Callable 11/01/22 @ 100
4.750%, 05/01/38	2,640	2,733
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	842
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	538
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/22 @ 100
5.000%, 11/15/37	2,000	2,276
4.750%, 11/15/46	5,225	5,355
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	250	311
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,036
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 04/04/13 @ 100
6.125%, 07/15/27	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 04/04/13 @ 100
6.125%, 07/15/27	1,020	1,024
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB Callable 04/04/13 @ 100
6.750%, 07/01/29	1,000	1,003
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,347
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,893

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100
5.250%, 11/01/40	$3,000	$3,375
Lower Colorado, River Authority, Ser A, RB Callable 05/15/22 @ 100
5.000%, 05/15/39	1,000	1,117
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	177
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	258
North Texas, Tollway Authority, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	286
North Texas, Tollway Authority, Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,267
North Texas, Tollway Authority, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,327
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	578
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/22 @ 100
5.500%, 01/01/32	500	523
5.125%, 01/01/41	500	506
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	593
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	597
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	790

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	$430	$559
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/22 @ 100
5.000%, 12/15/29	10,000	10,904
Texas State, Transportation Commission, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/41	1,750	1,920
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	150	159
Wise County, Parker County Junior College District Project, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,202

		53,702

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	443

Vermont — 0.2%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	892

Virginia — 2.8%
Chesapeake, Expressway Toll Road Revenue Authority, RB Callable 07/15/28 @ 100
4.875%, 07/15/23 (E)	1,400	861
4.750%, 07/15/23 (E)	820	512
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,018
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	537

Description	Face Amount ($ Thousands)	Value ($ Thousands)
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	$200	$110
Lewistown, Commerce Center Community Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	107
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB Callable 07/01/22 @ 100
5.500%, 01/01/42	8,750	9,591
Virginia State, Small Business Financing Authority, Express Lanes Project, Ser Senior Lien, AMT, RB Callable 01/01/22 @ 100
5.000%, 01/01/40	1,500	1,560
Virginia State, White Oak Village Shops, Community Development Authority, SAB
5.300%, 03/01/17	143	150

		14,446

Washington — 1.1%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,644
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	496
4.000%, 12/01/17	480	522
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	493
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,645
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	1,004

		5,804

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	69

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (C)	$1,000	$1,035
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	500	644

		1,679

Wisconsin — 1.2%
University of Wisconsin, Hospitals & Clinics Authority, Ser A, RB Callable 04/01/23 @ 100
5.000%, 04/01/38	4,500	5,039
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB Pre-Refunded @ 100
6.625%, 02/15/32 (D)	1,000	1,061

		6,100

Total Municipal Bonds (Cost $343,843) ($ Thousands)		372,855

PREFERRED STOCK — 13.7%

Financials — 12.6%
Aegon
6.875%	1,400	35
6.500%	9,500	238
6.375%	124,500	3,279
4.000% (C)	13,100	323
Allianz
8.375%	137,400	3,474
Arch Capital Group
6.750%	20,000	546
Axis Capital Holdings
7.250%	3,358	86
6.875%	15,000	410
Bank of America
8.625%	30,400	774
8.200%	38,300	978
7.250% (F)	1,210	1,452
6.375%	23,154	582
6.204%	31,300	784
Bank of New York Mellon
5.200%	6,100	156
Barclays Bank PLC
8.125%	39,930	1,016
7.750%	58,500	1,484
7.100%	8,300	210
6.625%	12,500	315

Description	Shares	Value ($ Thousands)
Capital One Financial
6.000%	2,400	$60
City National
5.500%	41,800	1,040
CoBank ACB
11.000%	36,500	1,907
Credit Suisse Guernsey
7.900%	112,261	2,867
Cullen
5.375% (G)	30,000	740
Deutsche Bank Capital Funding Trust X
7.350%	21,800	562
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,262
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	847
First Niagara Financial Group
8.625% (C)	34,000	997
FirstMerit
5.875% (G)	20,000	512
Goldman Sachs Group
6.200%	30,850	782
5.950%	62,100	1,553
4.000% (C)	43,300	956
HSBC Holdings PLC
8.000%	36,600	1,013
6.200%	65,200	1,643
HSBC USA
6.500%	21,656	557
4.500% (C)	27,970	734
2.858%	36,500	1,836
ING Groep
8.500%	1,100	29
7.200%	1,700	43
7.050%	47,677	1,205
6.375%	57,500	1,417
6.200%	3,000	75
6.125%	38,164	945
JPMorgan Chase
5.500%	12,500	313
KeyCorp
7.750% (F)	5,000	635
M&T Bank
6.375% (E)	2,500	2,469
MetLife
6.500%	19,799	503
4.000% (C)	14,900	374
Morgan Stanley Group
4.000% (C)	161,113	3,532
National Westminster Bank PLC
7.763%	10,623	273

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Description	Shares	Value ($ Thousands)
PartnerRe
7.250%	15,000	$417
6.750%	45,573	1,142
6.500%	8,043	205
PNC Financial Services Group
6.629% (C)	9,100	236
6.125% (C)	16,000	443
Principal Financial Group
6.518% (C)	5,900	160
5.563% (C)	5,000	494
Prudential PLC
6.750%	55,110	1,417
RenaissanceRe Holdings
6.600%	10,225	260
6.080%	55,300	1,404
Royal Bank of Scotland Group PLC
5.750%	95,177	2,237
Santander Finance
10.500%	24,776	696
State Street
5.250%	6,361	160
TCF Financial
7.500%	10,000	266
US Bancorp
7.875%	27,600	708
6.000% (C)	75,000	2,029
3.500% (C)	16,800	850
Wells Fargo
7.500% (F)	2,111	2,677

		65,624

Utilities — 1.1%
Alabama Power
6.450%	42,000	1,192
Georgia Power
6.500%	15,000	1,681
Gulf Power
6.450%	9,000	981
6.000%	6,000	611
Interstate Power & Light
8.375%	24,700	618
NSTAR Electric
4.780%	5,000	499
Washington Gas Light
4.800%	1,000	95
Wisconsin Public Service
6.880%	5,000	506

		6,183

Total Preferred Stock (Cost $57,125) ($ Thousands)		71,807

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

CORPORATE BONDS — 8.3%

Financials — 8.3% (C)
AXA (C)
6.463%, 12/14/18	$2,400	$2,388
6.379%, 12/14/36	1,000	995
Barclays Bank PLC (C)
6.278%, 12/15/34	500	490
BNP Paribas (C)
7.195%, 06/29/49	3,300	3,424
Charles Schwab (C)
7.000%, 02/28/49	2,600	3,023
Citigroup (C)
8.400%, 04/30/18	2,000	2,238
5.900%, 12/29/49	1,000	1,015
Commonwealth Bank of Australia (C)
6.024%, 03/29/49	500	517
Credit Agricole (C)
6.637%, 05/31/49	2,000	1,830
General Electric Capital (C)
6.250%, 12/15/49	1,400	1,537
HBOS Capital Funding (C)
6.071%, 06/30/49	2,500	2,175
JPMorgan Chase (C)
7.900%, 04/29/49	2,300	2,653
National Capital Trust II (C)
5.486%, 12/29/49	1,300	1,320
PNC Financial Services Group (C)
6.750%, 12/31/49	2,500	2,864
QBE Capital Funding II (C)
6.797%, 06/29/49	3,500	3,436
Rabobank Nederland (C)
11.000%, 12/31/49	2,800	3,738
Societe Generale (C)
5.922%, 04/05/17	2,300	2,168
Standard Chartered PLC (C)
7.014%, 07/30/37	2,000	2,125
6.409%, 01/30/49	2,300	2,333
Wachovia Capital Trust III (C)
5.570%, 12/31/49	2,700	2,703
Westpac Capital Trust IV (C)
5.256%, 12/29/49	700	709

Total Corporate Bonds (Cost $37,200) ($ Thousands)		43,681

CASH EQUIVALENT — 7.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (H)	37,502,573	37,503

Total Cash Equivalent (Cost $37,503) ($ Thousands)		37,503

Total Investments — 100.1% (Cost $475,671) ($ Thousands)		$525,846

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	71

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2013

Percentages are based on Net Assets of $524,921 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Security in default on interest payment.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(F)	Convertible

(G)	Non-income producing security.

(H)	Rate shown is the 7-day effective yield as of February 28, 2013.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$372,855	$—	$372,855
Preferred Stock	71,807	—	—	71,807
Corporate Bonds	—	43,681	—	43,681
Cash Equivalent	37,503	—	—	37,503

Total Investments in Securities	$109,310	$416,536	$—	$525,846

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

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Statements of Assets and Liabilities ($ Thousands)

February 28, 2013 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value †	$676,131		$1,076,450		$1,049,853		$851,804
Affiliated investment, at value ††	—		—		149		37,841
Cash	15,965		—		—		—
Dividends and interest receivable	415		539		10,934		6,144
Prepaid expenses	19		31		32		25
Receivable for fund shares sold	—		—		1,421		1,107
Total Assets	692,530		1,077,020		1,062,389		896,921
LIABILITIES:
Administration fees payable	35		46		215		181
Investment advisory fees payable	23		36		265		199
Trustees fees payable	5		9		8		6
Chief Compliance Officer fees payable	1		1		1		1
Payable to custodian	—		22,302		—		—
Payable for investment securities purchased	—		—		6,732		9,648
Shareholder servicing fees payable	—		—		—		—
Income distribution payable	—		9		255		69
Payable for fund shares redeemed	—		—		587		2,353
Accrued expense payable	95		152		154		101
Total Liabilities	159		22,555		8,217		12,558
Net Assets	$692,371		$1,054,465		$1,054,172		$884,363
†Cost of investments	$676,131		$1,076,450		$972,006		$849,061
††Cost of affiliated investments	—		—		149		37,841
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$692,368		$1,054,463		$978,889		$882,545
Undistributed (Distributions in excess of) net investment income	3		—		7		333
Accumulated net realized gain (loss) on investments and futures	—		2		(2,571)		(1,258)
Net unrealized appreciation on investments	—		—		77,847		2,743
Net Assets	$692,371		$1,054,465		$1,054,172		$884,363
Net Asset Value, Offering and Redemptive Price Per Share — Class A	$1.00		$1.00		$11.84		$10.06
	($692,371,123 ÷ 692,517,165 shares	)	($851,045,508 ÷ 851,215,690 shares	)	($1,054,171,623 ÷ 88,998,342 shares	)	($884,362,773 ÷ 87,903,503 shares	)
Net Asset Value, Offering and Redemptive Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($199,492,458 ÷ 199,491,208 shares	)
Net Asset Value, Offering and Redemptive Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($3,926,833 ÷ 3,931,836 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A—Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

California Municipal Bond Fund		Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$194,627		$41,601	$75,271		$116,680		$96,452		$488,343
3,762		8	4,493		118		174		37,503
—		—	—		—		—		—
2,500		331	708		1,131		1,113		5,536
6		1	3		3		3		13
193		11	96		159		31		1,140
201,088		41,952	80,571		118,091		97,773		532,535

37		9	15		21		7		131
49		11	20		34		26		160
2		—	1		1		1		3
—		—	—		—		—		—
—		—	—		—		—		—
2,449		—	—		—		1,194		6,248
—		1	—		3		8		—
45		8	10		21		64		269
91		76	93		107		34		752
28		6	12		18		14		51
2,701		111	151		205		1,348		7,614
$198,387		$41,841	$80,420		$117,886		$96,425		$524,921
$180,408		$38,050	$69,814		$109,637		$90,536		$438,168
3,762		8	4,493		118		174		37,503

$184,124		$38,298	$74,886		$110,774		$91,791		$475,000

(7)		(2)	(5)		(9)		21		(527)

51		(6)	82		78		(1,303)		273
14,219		3,551	5,457		7,043		5,916		50,175
$198,387		$41,841	$80,420		$117,886		$96,425		$524,921

$11.04		$10.96	$10.78		$10.96		$10.97		$10.27
($198,387,211 ÷ 17,964,844 shares	)	($41,841,366 ÷ 3,818,904 shares )	($80,420,385 ÷ 7,463,282 shares	)	($117,885,888 ÷ 10,752,464 shares	)	($71,195,274 ÷ 6,492,496 shares	)	($524,921,423 ÷ 51,135,442 shares	)

N/A		N/A	N/A		N/A		$10.97		N/A
							($25,229,268 ÷ 2,299,794 shares	)

N/A		N/A	N/A		N/A		N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	75

Statements of Operations ($ Thousands)

For the six-month period ended February 28, 2013 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$608	$1,021	$17,110	$5,981
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	—	2
Total Investment Income	608	1,021	17,110	5,983
Expenses:
Administration Fees	1,124	1,857	1,220	980
Shareholder Servicing Fees — Class A	780	1,048	1,271	1,021
Administrative and Shareholder Servicing Fees — Class B(1)	—	283	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	11	—	—
Investment Advisory Fees	125	206	1,678	1,348
Trustees’ Fees	11	18	18	14
Chief Compliance Officer Fees	1	2	2	2
Professional Fees	23	37	36	28
Pricing Fees	20	30	32	22
Printing Fees	19	31	29	23
Custodian/Wire Agent Fees	19	31	34	22
Registration Fees	13	22	22	16
Other Expenses	13	21	21	15
Total Expenses	2,148	3,597	4,363	3,491
Less, Waiver of:
Administration Fees	(791)	(1,338)	—	—
Shareholder Servicing Fees — Class A	(780)	(1,048)	(887)	(663)
Administrative and Shareholder Servicing Fees — Class B	—	(283)	—	—
Administrative and Shareholder Servicing Fees — Class C	—	(11)	—	—
Investment Advisory Fees	—	—	(250)	(236)
Net Expenses	577	917	3,226	2,592
Net Investment Income	31	104	13,884	3,391
Net Realized Gain (Loss) on:
Investments	—	—	4,140	(562)
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	(1,365)	(358)
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$31	$104	$16,659	$2,471

*	See Note 2 in the notes to financial statements.
(1)	Indicates class specific Administrative and Shareholder Servicing Fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$2,995	$633	$1,221	$1,645	$1,472	$9,410
—	—	—	—	—	2,253
1	—	—	—	—	4
2,996	633	1,221	1,645	1,472	11,667

224	49	93	136	90	822
234	51	97	142	83	588
—	—	—	—	36	—
—	—	—	—	—	—
309	67	127	187	158	1,174
3	1	1	2	2	8
—	—	—	—	—	1
7	2	3	4	3	16
6	1	3	4	3	12
6	1	2	3	3	13
6	1	3	4	3	11
4	1	2	3	2	7
4	1	2	2	2	8
803	175	333	487	385	2,660

(3)	—	(2)	(2)	(47)	(40)
(217)	(34)	(90)	(108)	(7)	(486)
—	—	—	—	(27)	—
—	—	—	—	—	—
(17)	(12)	(7)	(34)	(36)	(102)
566	129	234	343	268	2,032
2,430	504	987	1,302	1,204	9,635

51	77	199	319	30	1,767
—	—	—	—	—	474

(374)	(136)	(492)	(493)	(170)	9,384
—	—	—	—	—	407
$2,107	$445	$694	$1,128	$1,064	$21,667

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	77

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2013 (Unaudited) and the year ended August 31, 2012

	Tax Free Fund		Institutional Tax Free Fund
	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012
Operations:
Net Investment Income	$31	$57	$104	$273
Net Realized Gain (Loss) on Investments	—	3	—	8
Net Change in Unrealized Appreciation (Depreciation) on
Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	31	60	104	281
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(31)	(56)	(84)	(215)
Class B	N/A	N/A	(19)	(57)
Class C	N/A	N/A	—	(1)
Net Realized Gains
Class A	—	—	—	(53)
Class B	N/A	N/A	—	(17)
Class C	N/A	N/A	—	—
Total Dividends and Distributions	(31)	(56)	(103)	(343)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	2,444,265	3,559,454	1,860,690	2,952,195
Reinvestment of Dividends & Distributions	30	53	39	113
Cost of Shares Redeemed	(2,307,629)	(3,588,723)	(1,787,966)	(2,955,952)
Net Increase (Decrease) from Class A Transactions	136,666	(29,216)	72,763	(3,644)
Class B:
Proceeds from Shares Issued	N/A	N/A	355,460	493,354
Reinvestment of Dividends & Distributions	N/A	N/A	11	40
Cost of Shares Redeemed	N/A	N/A	(319,311)	(506,517)
Net Increase (Decrease) from Class B Transactions	N/A	N/A	36,160	(13,123)
Class C:
Proceeds from Shares Issued	N/A	N/A	14,223	32,719
Reinvestment of Dividends & Distributions	N/A	N/A	—	1
Cost of Shares Redeemed	N/A	N/A	(14,102)	(31,908)
Net Increase from Class C Transactions	N/A	N/A	121	812
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	136,666	(29,216)	109,044	(15,955)
Net Increase (Decrease) in Net Assets	136,666	(29,212)	109,045	(16,017)
Net Assets:
Beginning of Period	555,705	584,917	945,420	961,437
End of Period	$692,371	$555,705	$1,054,465	$945,420
Undistributed (Distributions in Excess of) Net Investment Income	$3	$3	$—	$(1)
(1)	For Capital Share Transactions, see Note 7 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012

$13,884	$28,572	$3,391	$7,544	$2,430	$4,946
4,140	9,370	(562)	(556)	51	2,128

(1,365)	25,318	(358)	80	(374)	3,324
16,659	63,260	2,471	7,068	2,107	10,398

(13,872)	(28,645)	(3,282)	(7,674)	(2,440)	(4,945)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

—	—	—	(39)	(1,293)	—
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(13,872)	(28,645)	(3,282)	(7,713)	(3,733)	(4,945)

148,217	229,933	258,194	392,869	42,185	33,198
12,202	25,311	2,818	6,645	3,290	4,390
(119,364)	(211,925)	(138,464)	(250,536)	(22,175)	(38,261)
41,055	43,319	122,548	148,978	23,300	(673)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
41,055	43,319	122,548	148,978	23,300	(673)
43,842	77,934	121,737	148,333	21,674	4,780

1,010,330	932,396	762,626	614,293	176,713	171,933
$1,054,172	$1,010,330	$884,363	$762,626	$198,387	$176,713
$7	$(5)	$333	$224	$(7)	$3

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	79

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2013 (Unaudited) and the year ended August 31, 2012

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012
Operations:
Net Investment Income	$504	$1,030	$987	$2,113
Net Realized Gain (Loss) on Investments and Futures	77	209	199	229
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures	(136)	871	(492)	1,164
Net Increase in Net Assets Resulting from Operations	445	2,110	694	3,506
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(507)	(1,037)	(992)	(2,111)
Class B	N/A	N/A	N/A	N/A
Net Realized Gains
Class A	(203)	(196)	(260)	(42)
Class B	N/A	N/A	N/A	N/A
Total Dividends and Distributions	(710)	(1,233)	(1,252)	(2,153)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	3,759	6,442	10,207	14,752
Reinvestment of Dividends & Distributions	640	1,121	1,177	2,023
Cost of Shares Redeemed	(3,043)	(6,792)	(7,001)	(16,970)
Net Increase (Decrease) from Class A Transactions	1,356	771	4,383	(195)
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase from Class B Transactions	N/A	N/A	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	1,356	771	4,383	(195)
Net Increase in Net Assets	1,091	1,648	3,825	1,158
Net Assets:
Beginning of Period	40,750	39,102	76,595	75,437
End of Period	$41,841	$40,750	$80,420	$76,595
Undistributed (Distributions in Excess of) Net Investment Income	$(2)	$1	$(5)	$—
(1)	For Capital Share Transactions, see Note 7 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012

$1,302	$2,758	$1,204	$2,455	$9,635	$16,260
319	962	30	394	2,241	(2,504)
(493)	1,069	(170)	2,083	9,791	32,709
1,128	4,789	1,064	4,932	21,667	46,465

(1,311)	(2,758)	(871)	(1,740)	(9,521)	(15,947)
N/A	N/A	(337)	(692)	N/A	N/A

(718)	(988)	—	—	—	—
N/A	N/A	—	—	N/A	N/A
(2,029)	(3,746)	(1,208)	(2,432)	(9,521)	(15,947)

14,253	22,108	11,266	16,341	122,170	152,034
1,818	3,393	747	1,447	8,067	13,487
(9,044)	(18,179)	(4,837)	(14,808)	(46,797)	(64,330)
7,027	7,322	7,176	2,980	83,440	101,191

N/A	N/A	2,754	3,071	N/A	N/A
N/A	N/A	37	69	N/A	N/A
N/A	N/A	(895)	(2,583)	N/A	N/A
N/A	N/A	1,896	557	N/A	N/A
7,027	7,322	9,072	3,537	83,440	101,191
6,126	8,365	8,928	6,037	95,586	131,709

111,760	103,395	87,497	81,460	429,335	297,626
$117,886	$111,760	$96,425	$87,497	$524,921	$429,335
$(9)	$—	$21	$25	$(527)	$(641)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	81

Financial Highlights

For the six-month period ended February 28, 2013 (Unaudited) and the periods ended August 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$692,371	0.18	%(1)	0.69%	0.01%	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.03	624,432	0.36	(2)	0.70	0.03	N/A
2009	1.00	0.010	—	0.010	(0.010)	—	—	1.00	1.06	981,847	0.48	(2)(3)	0.72	1.01	N/A
2008	1.00	0.023	—	0.023	(0.023)	—	—	1.00	2.33	891,222	0.45		0.68	2.28	N/A
Institutional Tax Free Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$851,046	0.18	%(1)	0.69%	0.02%	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.06	781,975	0.27	(1)	0.69	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.08	830,532	0.29	(2)	0.70	0.09	N/A
2009	1.00	0.012	—	0.012	(0.012)	—	—	1.00	1.22	1,109,466	0.37	(2)(4)	0.72	1.14	N/A
2008	1.00	0.024	—	0.024	(0.024)	—	—	1.00	2.44	1,128,205	0.33		0.68	2.39	N/A
Class B
2013@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$199,492	0.18	%(1)	0.74%	0.02%	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	163,330	0.22	(1)	0.74	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.06	176,468	0.27	(1)	0.74	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.07	178,900	0.30	(2)	0.74	0.07	N/A
2009	1.00	0.009	—	0.009	(0.009)	—	—	1.00	0.94	241,788	0.64	(2)(4)	0.75	0.93	N/A
2008	1.00	0.021	—	0.021	(0.021)	—	—	1.00	2.14	384,626	0.63		0.73	2.10	N/A
Class C
2013@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$3,927	0.18	%(1)	0.96%	0.02%	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	3,806	0.22	(1)	0.94	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.06	2,994	0.27	(1)	0.93	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	—	1.00	0.06	5,710	0.31	(2)	0.95	0.07	N/A
2009	1.00	0.008	—	0.008	(0.008)	—	—	1.00	0.78	14,699	0.81	(2)(4)	0.92	0.82	N/A
2008	1.00	0.019	—	0.019	(0.019)	—	—	1.00	1.93	17,278	0.83		0.93	1.96	N/A
Intermediate-Term Municipal Fund
Class A
2013@	$11.81	$0.16	$0.03	$0.19	$(0.16)	$—	$(0.16)	$11.84	1.61%	$1,054,172	0.63%		0.86%	2.73%	8%
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
2010	10.83	0.38	0.65	1.03	(0.38)	—	(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
2009	10.70	0.38	0.13 ††	0.51	(0.38)	—	(0.38)	10.83	4.92	812,639	0.63		0.86	3.61	36
2008	10.63	0.38	0.07	0.45	(0.38)	—	(0.38)	10.70	4.26	1,119,100	0.62		0.85	3.49	36
Short Duration Municipal Fund
Class A
2013@	$10.07	$0.04	$(0.01)	$0.03	$(0.04)	$—	$(0.04)	$10.06	0.30%	$884,363	0.63%		0.85%	0.83%	21%
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
2010	10.16	0.18	—	0.18	(0.18)	(0.05)	(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
2009	10.06	0.27	0.10	0.37	(0.27)	—	(0.27)	10.16	3.70	434,025	0.63		0.86	2.68	68
2008	9.93	0.30	0.13	0.43	(0.30)	—	(0.30)	10.06	4.37	348,751	0.62		0.86	2.95	38
California Municipal Bond Fund
Class A
2013@	$11.13	$0.14	$(0.01)	$0.13	$(0.14)	$(0.08)	$(0.22)	$11.04	1.16%	$198,387	0.60%		0.86%	2.59%	3%
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
2010	10.24	0.35	0.61	0.96	(0.35)	—	(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
2009	10.22	0.34	0.06 ††	0.40	(0.34)	(0.04)	(0.38)	10.24	4.11	145,833	0.60		0.86	3.40	25
2008	10.04	0.34	0.18	0.52	(0.34)	—	(0.34)	10.22	5.29	220,938	0.60		0.85	3.34	16
Massachusetts Municipal Bond Fund
Class A
2013@	$11.03	$0.13	$(0.01)	$0.12	$(0.14)	$(0.05)	$(0.19)	$10.96	1.09%	$41,841	0.63%		0.86%	2.46%	6%
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
2010	10.26	0.32	0.61	0.93	(0.32)	(0.04)	(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14
2009	9.99	0.35	0.30	0.65	(0.35)	(0.03)	(0.38)	10.26	6.67	33,578	0.63		0.86	3.51	20
2008	9.83	0.34	0.18	0.52	(0.34)	(0.02)	(0.36)	9.99	5.36	46,448	0.62		0.86	3.44	14

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class A
2013@	$10.85	$0.14	$(0.03)	$0.11	$(0.14)	$(0.04)	$(0.18)	$10.78	0.96%	$80,420	0.60%	0.86%	2.55%	5%
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61	0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60	0.86	3.04	6
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60	0.86	3.12	12
2009	10.13	0.33	0.18	0.51	(0.33)	—	(0.33)	10.31	5.21	76,339	0.60	0.86	3.32	7
2008	9.95	0.33	0.18	0.51	(0.33)	—	(0.33)	10.13	5.18	125,383	0.60	0.86	3.26	10
New York Municipal Bond Fund
Class A
2013@	$11.05	$0.13	$(0.02)	$0.11	$(0.13)	$(0.07)	$(0.20)	$10.96	0.96%	$117,886	0.60%	0.86%	2.29%	6%
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
2009	10.37	0.35	0.19	0.54	(0.35)	(0.04)	(0.39)	10.52	5.33	100,387	0.60	0.86	3.40	10
2008	10.20	0.34	0.18	0.52	(0.34)	(0.01)	(0.35)	10.37	5.16	151,827	0.60	0.85	3.32	15
Pennsylvania Municipal Bond Fund
Class A
2013@	$10.98	$0.14	$(0.01)	$0.13	$(0.14)	$—	$(0.14)	$10.97	1.22%	$71,196	0.63%	0.84%	2.62%	3%
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
2009	10.25	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.15	2.88	47,932	0.63	0.92	3.79	15
2008	10.28	0.40	(0.02)	0.38	(0.40)	(0.01)	(0.41)	10.25	3.77	81,073	0.62	0.83	3.87	14
Class B
2013@	$10.99	$0.15	$(0.02)	$0.13	$(0.15)	$—	$(0.15)	$10.97	1.20%	$25,229	0.48%	0.89%	2.77%	3%
2012	10.66	0.33	0.33	0.66	(0.33)	—	(0.33)	10.99	6.24	23,380	0.48	0.89	3.04	12
2011	10.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	10.66	2.85	22,116	0.48	0.89	3.33	14
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
2009	10.25	0.39	(0.09)	0.30	(0.39)	—	(0.39)	10.16	3.11	25,946	0.48	0.97	3.92	15
2008	10.28	0.41	(0.02)	0.39	(0.41)	(0.01)	(0.42)	10.25	3.90	25,544	0.48	0.88	4.01	14
Tax-Advantaged Income Fund
Class A
2013@	$9.99	$0.21	$0.27	$0.48	$(0.20)	$—	$(0.20)	$10.27	4.88%	$524,921	0.86%	1.13%	4.10%	7%
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18
2009	8.95	0.50	(0.37)††	0.13	(0.49)	—	(0.49)	8.59	2.34	161,118	0.86	1.13	6.45	16
2008**	10.00	0.47	(1.07)	(0.60)	(0.45)	—	(0.45)	8.95	(6.15)	104,718	0.86	1.15	5.16	41

(1)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(2)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3. The Trust participated in the Treasury Guarantee Program for the Money Market Funds from September 18, 2008 through September 19, 2009.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(4)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.

*	Per share calculations were performed using average shares.
**	The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios have been annualized.
@	For the six-month period ended February 28, 2013. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value on the investments on the Fund.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	83

Notes to Financial Statements (Unaudited)

February 28, 2013

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Money Market Funds, (each a “Fund”, collectively “the Money Market Funds”), the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund”, collectively “the Fixed Income Funds”). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2013, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stock, bank loans, warrants, swaps and forward contracts.

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 28, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended February 28, 2013, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended February 28, 2013, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the six-month period ended February 28, 2013, there were no Level 3 securities held by the Funds.

For the six-month period ended February 28, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2013, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2013, if applicable.

The Tax-Advantaged Income Fund utilized futures contracts during the six-month period ended February 28, 2013.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, the Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 28, 2013, there were no outstanding swap agreements.

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	85

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2013

security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds may charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the six-month period ended February 28, 2013, the Fixed Income Funds did not charge any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Fixed Income Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. In connection with serving as Adviser to the Money Market Funds, SIMC is entitled to a tiered fee, which is calculated daily and paid monthly, based on the combined assets of the Money Market Funds. The annual fee received by SIMC for the Money Market Funds is paid to the sub-advisers of the Money Market Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Adviser to the Money Market Funds.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations(2)
Tax Free Fund Class A	0.05	%(1)	0.36%	0.25%	—	0.45%
Institutional Tax Free Fund Class A	0.05	%(1)	0.36%	0.25%	—	0.33%
Class B	0.05	%(1)	0.36%	0.25%	0.05%	0.63%
Class C	0.05	%(1)	0.36%	0.25%	0.25%	0.83%
Intermediate-Term Municipal Fund Class A	0.33%		0.24%	0.25%	—	0.63%
Short Duration Municipal Fund Class A	0.33%		0.24%	0.25%	—	0.63%
California Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
Massachusetts Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.63%
New Jersey Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
New York Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
Pennsylvania Municipal Bond Fund Class A	0.35%		0.20%	0.25%	—	0.63%
Class B	0.35%		0.20%	0.25%	0.05%	0.48%
Tax-Advantaged Income Fund Class A	0.50%		0.35%	0.25%	—	0.86%

(1)	The Adviser receives an annual fee equal to 0.05% on the first $500 million of net assets, 0.04% for the next $500 million and 0.03% of net assets in excess of $1 billion. The fee is calculated based on the combined assets of the Tax Free and Institutional Tax Free Funds.
(2)	Represents a voluntary cap that may be discontinued at any time.

The Administrator and/or Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to ensure the one-day net income yield of the Funds is not less than 0.01% of the Funds’ average daily net assets. The waiver is voluntary and can be terminated by the Funds’ Administrator and/or Distributor at any time. The following table shows the waivers by class for the six-month period ended February 28, 2013:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Servicing Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$873	$—
Institutional Tax Free Fund, Cl A	634	—
Institutional Tax Free Fund, Cl B	147	283
Institutional Tax Free Fund, Cl C	3	11

As of February 28, 2013, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Tax Free Fund
Neuberger Berman Fixed Income LLC
Institutional Tax Free Fund
Neuberger Berman Fixed Income LLC

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investment Fund Advisers
Standish Mellon Asset Management
Short Duration Municipal Fund
Neuberger Berman Fixed Income LLC
Wells Capital Management, Inc.
California Municipal Bond Fund
McDonnell Investment Management LLC
Massachusetts Municipal Bond Fund
Standish Mellon Asset Management
New Jersey Municipal Bond Fund
McDonnell Investment Management LLC
New York Municipal Bond Fund
Standish Mellon Asset Management
Pennsylvania Municipal Bond Fund
Standish Mellon Asset Management
Tax-Advantaged Income Fund
Pacific Investment Management Company LLC
Spectrum Asset Management

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	87

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2013

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC, a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2013 and for the six-month period then ended, the Trust has not participated in The Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-months ended February 28, 2013, were as follows:

	Intermediate-Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$108,152	$115,901	$31,052	$3,942
Sales	80,995	85,750	5,017	2,407

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$5,005	$12,865	$11,530	$98,669
Sales	3,539	6,793	3,022	28,037

5. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of such securities.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions. Although bond insurance and credit enhancements may reduce the risk of loss due to default by an issuer, there is no assurance that the insurance companies or third party institutions will meet their obligations.

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2012	$56	$—	$—	$56
	2011	61	6	144	211
Institutional Tax Free Fund	2012	272	63	8	343
	2011	470	—	111	581
Intermediate-Term Municipal Fund	2012	28,622	23	—	28,645
	2011	30,442	41	—	30,483
Short Duration Municipal Fund	2012	7,628	48	37	7,713
	2011	7,809	7	—	7,816
California Municipal Bond Fund	2012	4,943	2	—	4,945
	2011	5,198	75	—	5,273
Massachusetts Municipal Bond Fund	2012	1,032	8	193	1,233
	2011	1,085	2	112	1,199
New Jersey Municipal Bond Fund	2012	2,111	—	42	2,153
	2011	2,305	—	188	2,493
New York Municipal Bond Fund	2012	2,758	4	984	3,746
	2011	3,055	—	731	3,786
Pennsylvania Municipal Bond Fund	2012	2,430	2	—	2,432
	2011	2,532	14	—	2,546
Tax-Advantaged Income Fund	2012	10,214	5,733	—	15,947
	2011	7,581	5,090	—	12,671

As of fiscal year end August 31, 2012, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Tax Free Fund	$8	$—	$—	$—	$—	$—	$(5)	$3
Institutional Tax Free Fund	17	—	—	—	—	—	(16)	1
Intermediate-Term Municipal Fund	2,285	—	—	(6,711)	—	79,266	(2,344)	72,496
Short Duration Municipal Fund	609	—	—	—	(697)	3,328	(611)	2,629
California Municipal Bond Fund	398	—	1,292	—	—	14,598	(399)	15,889
Massachusetts Municipal Bond Fund	88	11	109	—	—	3,687	(87)	3,808
New Jersey Municipal Bond Fund	174	—	143	—	—	5,949	(174)	6,092
New York Municipal Bond Fund	232	58	419	—	—	7,536	(232)	8,013
Pennsylvania Municipal Bond Fund	207	—	—	(1,334)	—	6,111	(206)	4,778
Tax-Advantaged Income Fund	202	117	—	(1,319)	(621)	41,089	(1,693)	37,775

Post-October losses represent losses realized on investment transactions from November 1, 2011 through August 31, 2012, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Total Capital Loss Carryforward 8/31/2012 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$4,482	$2,229	$—	$—	$—	$—	$6,711
Pennsylvania Municipal Bond Fund	—	1,334	—	—	—	—	—	1,334
Tax-Advantaged Income Fund	—	—	1,319	—	—	—	—	1,319

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	89

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2013

During the fiscal year ended August 31, 2012, the following funds utilized capital loss carryforwards to offset realized capital gains.

Amount ($ Thousands)
Intermediate-Term Municipal Fund	$9,353
Short Duration Municipal Fund	100
California Municipal Bond Fund	478
Pennsylvania Municipal Bond Fund	394
Tax-Advantaged Income Fund	396

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service.

At February 28, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$972,091	$78,644	$(733)	$77,911
Short Duration Municipal Fund	886,527	3,717	(599)	3,118
California Municipal Bond Fund	184,165	14,412	(188)	14,224
Massachusetts Municipal Bond Fund	38,058	3,565	(14)	3,551
New Jersey Municipal Bond Fund	74,307	5,480	(23)	5,457
New York Municipal Bond Fund	109,755	7,060	(17)	7,043
Pennsylvania Municipal Bond Fund	90,683	6,061	(118)	5,943
Tax-Advantaged Income Fund	474,821	53,594	(2,569)	51,025

At February 28, 2013, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.

7. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund
	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	2,444,265	3,559,454	1,860,690	2,952,195	12,501	19,821
Reinvestments of Dividends & Distributions	30	53	39	113	1,029	2,178
Cost of Shares Redeemed	(2,307,629)	(3,588,723)	(1,787,966)	(2,955,952)	(10,050)	(18,340)
Total Class A Transactions	136,666	(29,216)	72,763	(3,644)	3,480	3,659
Class B:
Proceeds from Shares Issued	N/A	N/A	355,460	493,354	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	11	40	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(319,311)	(506,517)	N/A	N/A
Total Class B Transactions	N/A	N/A	36,160	(13,123)	N/A	N/A
Class C:
Proceeds from Shares Issued	N/A	N/A	14,223	32,719	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	1	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(14,102)	(31,908)	N/A	N/A
Total Class C Transactions	N/A	N/A	121	812	N/A	N/A
Increase (Decrease) in Share Transactions	136,666	(29,216)	109,044	(15,955)	3,480	3,659

N/A — Not applicable. Share classes currently not offered.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	25,652	39,016	3,792	3,031	341	591
Reinvestments of Dividends & Distributions	280	660	296	401	58	103
Cost of Shares Redeemed	(13,756)	(24,880)	(1,996)	(3,510)	(276)	(627)
Total Class A Transactions	12,176	14,796	2,092	(78)	123	67
Increase (Decrease) in Share Transactions	12,176	14,796	2,092	(78)	123	67

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012	9/1/2012 to 2/28/2013	9/1/2011 to 8/31/2012
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	942	1,368	1,295	2,016	1,026	1,505	11,972	15,936
Reinvestments of Dividends & Distributions	108	188	165	310	68	133	790	1,411
Cost of Shares Redeemed	(644)	(1,581)	(823)	(1,662)	(440)	(1,371)	(4,586)	(6,768)
Total Class A Transactions	406	(25)	637	664	654	267	8,176	10,579
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	250	284	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	3	6	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(81)	(237)	N/A	N/A
Total Class B Transactions	N/A	N/A	N/A	N/A	172	53	N/A	N/A
Increase (Decrease) in Share Transactions	406	(25)	637	664	826	320	8,176	10,579

N/A — Not applicable. Share classes currently not offered.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. Management has evaluated the implications of this update and does not believe the adoption will have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of February 28, 2013.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	91

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.18%	$0.89
Hypothetical 5% Return
Class A	$1,000.00	$1,023.90	0.18%	$0.90
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.18%	$0.89
Class B	1,000.00	1,000.10	0.18	0.89
Class C	1,000.00	1,000.10	0.18	0.89
Hypothetical 5% Return
Class A	$1,000.00	$1,023.90	0.18%	$0.90
Class B	1,000.00	1,023.90	0.18	0.90
Class C	1,000.00	1,023.90	0.18	0.90
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,016.10	0.63%	$3.15
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,003.00	0.63%	$3.13
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,011.60	0.60%	$2.99
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,010.90	0.63%	$3.14
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,009.60	0.60%	$2.99
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,009.60	0.60%	$2.99
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,012.20	0.63%	$3.14
Class B	1,000.00	1,012.00	0.48	2.39
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Class B	1,000.00	1,022.41	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,048.80	0.86%	$4.37
Hypothetical 5% Return
Class A	$1,000.00	$1,020.53	0.86%	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2013	93

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-090 (2/13)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 7, 2013

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 7, 2013